PAGE 1
                            SECURITIES AND EXCHANGE COMMISSION

                                  Washington, D.C.  2049

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  18   (File No. 33-30770)          X

                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

Amendment No.   22   (File No. 811-5897)                        X

IDS MARKET ADVANTAGE SERIES, INC.
IDS Tower 10, Minneapolis, Minnesota  55440
Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810,
Minneapolis, MN 55402-3268 (612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
  X  on April 1, 1997 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(1)
     on (date) pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2) on (date) paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended January 31, 1997 was filed on or about March 21, 1997.

PAGE 2

Cross reference sheet showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B

                  Section                                                    Section in
  Item No.        in Prospectus                               Item No.       Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI

     2(a)         Sales charge and Fund expenses                11           Table of Contents
      (b)         The Fund in brief
      (c)         The Fund in brief                             12           NA

     3(a)         Financial highlights                          13(a)        Additional Investment Policies; all
      (b)         NA                                                           appendices except Dollar-Cost Averaging
      (c)         Performance                                     (b)        Additional Investment Policies
      (d)         Financial highlights                            (c)        Additional Investment Policies
                                                                  (d)        Security Transactions
     4(a)         The Fund in brief; Investment policies and
                    risks; How the Fund is organized            14(a)        Board members and officers of the Fund;**
      (b)         Investment policies and risks                                Board members and officers
      (c)         Investment policies and risks                   (b)        Board members and Officers
                                                                  (c)        Board members and Officers
     5(a)         Board members and officers; Board members
                    and officers of the Fund (listing)          15(a)        NA
      (b)(i)      Investment manager;                             (b)        NA
                  About American Express Financial                (c)        Board members and Officers
                    Corporation -- General Information
      (b)(ii)     Investment manager                            16(a)(i)     How the Fund is organized; About American
      (b)(iii)    Investment manager                                           Express Financial Corporation**
      (c)         Portfolio manager                               (a)(ii)    Agreements: Investment Management Services
      (d)         Administrator and transfer agent                           Agreement, Plan and Agreement
      (e)         Administrator and transfer agent                           of Distribution
      (f)         Distributor                                     (a)(iii)   Agreements: Investment Management Services Agreement
      (g)         Investment manager;                             (b)        Agreements: Investment Management Services Agreement
                    About American Express Financial              (c)        NA
                    Corporation -- General Information            (d)        Agreements: Administrative Services
                                                                               Agreement, Shareholder Service Agreement
    5A(a)         *                                               (e)        NA
      (b)         *                                               (f)        Agreements: Distribution Agreement
                                                                  (g)        NA
     6(a)         Shares; Voting rights                           (h)        Custodian; Independent Auditors
      (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian
      (c)         NA
      (d)         Voting rights                                 17(a)        Security Transactions
      (e)         Cover page; Special shareholder services        (b)        Brokerage Commissions Paid to Brokers Affiliated
      (f)         Dividends and capital gain distributions;                   with American Express Financial Corporation
                   Reinvestments                                  (c)        Security Transactions
      (g)         Taxes                                           (d)        Security Transactions
      (h)         Alternative purchase arrangements               (e)        Security Transactions

     7(a)         Distributor                                   18(a)        Shares; Voting rights**
      (b)         Valuing Fund Shares                             (b)        NA
      (c)         How to purchase, Exchange or redeem shares
      (d)         How to purchase shares                        19(a)        Investing in the Fund
      (e)         NA                                              (b)        Valuing Fund Shares; Investing in the Fund
      (f)         Distributor                                     (c)        NA

     8(a)         How to redeem shares                          20           Taxes
      (b)         NA
      (c)         How to purchase shares:  Three ways to invest 21(a)        Agreements: Distribution Agreement
      (d)         How to purchase, exchange or redeem shares:     (b)        Agreements: Distribution Agreement
                  Redemption policies -- "Important..."           (c)        NA

     9            None                                          22(a)        Performance Information (for money market
                                                                               funds only)
                                                                  (b)        Performance Information (for all funds except
                                                                               money market funds)

                                                                23           Financial Statements

*Designates information is located in annual report.
**Designates location in prospectus.

PAGE 3
IDS Blue Chip Advantage Fund

Prospectus
April 1, 1997

The goal of IDS Blue Chip Advantage Fund, a part of IDS Market Advantage Series, Inc., is to achieve a long-term total return exceeding that of the U.S. stock market. The Fund invests in common stocks that are included in a broad market index.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional Information (SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated here by reference. For a free copy, contact American Express Shareholder Service.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the Fund:

o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

PAGE 4
Table of contents

The Fund in brief
       Goal
       Investment policies and risks
       Manager and distributor
       Portfolio manager
       Alternative purchase arrangements

Sales charge and Fund expenses

Performance
       Financial highlights
       Total returns

Investment policies and risks
       Facts about investments and their risks
       Alternative investment option
       Valuing Fund shares

How to purchase, exchange or redeem shares
       Alternative purchase arrangements
       How to purchase shares
       How to exchange shares
       How to redeem shares
       Reductions and waivers of the sales charge

Special shareholder services
       Services
       Quick telephone reference

Distributions and taxes
       Dividend and capital gain distributions
       Reinvestments
       Taxes
       How to determine the correct TIN

How the Fund is organized
       Shares
       Voting rights
       Shareholder meetings
       Board members and officers
       Investment manager
       Administrator and transfer agent
       Distributor

About American Express Financial Corporation
       General information

PAGE 5
The Fund in brief

Goal

IDS Blue Chip Advantage Fund (the Fund) seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market. Currently, the Standard & Poor's 500 Stock Price Index (S&P 500) is the market index used to measure the total return of the U.S. stock market. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

Investment policies and risks

The Fund is a diversified mutual fund that invests in U.S. and foreign common stocks that are included in the market index. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. The investments are based on industry classifications and individual stock analysis. The Fund also invests in derivative instruments and money market instruments.

The investments the Fund makes may involve certain risks. In general, blue chip stocks are considered to represent a lower investment risk and price volatility than non-blue chip stocks.

Manager and distributor

The Fund is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $59 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly-owned subsidiary of AEFC.

Portfolio manager

Guru Baliga joined AEFC in 1991 as a research analyst. He became portfolio manager of this Fund in September 1994. He also is portfolio manager of Aggressive Growth Portfolio, IDS Small Company Index Fund, IDS Advisory accounts and is a member of the portfolio management team for Total Return Portfolio.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of PAGE 6 shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
                                       Class A   Class B   Class Y
Maximum sales charge on purchases*
(as a percentage of offering price).......5%        0%        0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%

Annual Fund operating expenses
(as a percentage of average daily net assets):

                                       Class A   Class B   Class Y
Management fee                         0.42%     0.42%     0.42%
12b-1 fee                              0.00%     0.75%     0.00%
Other expenses**                       0.47%     0.48%     0.30%
Total                                  0.89%     1.65%     0.72%

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."

**Other expenses include an administrative services fee, a shareholder services fee for Class A and Class B, a transfer agency fee and other nonadvisory expenses.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                    1 year       3 years      5 years   10 years
Class A             $59          $77          $97       $155
Class B             $57          $92          $110      $176**
Class B*            $17          $52          $90       $176**
Class Y             $ 7          $23          $40       $90

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

PAGE 7
Performance

Financial highlights

                      IDS Blue Chip Advantage Fund

                          Financial highlights

                      Fiscal period ended Jan. 31,
        Per share income and capital changes*

                                                                 Class A
                            1997        1996        1995        1994        1993        1992       1991**

Net asset value,            $7.62       $5.97       $6.58       $6.20       $5.96       $5.25      $5.00
beginning of period
Income from investment operations:
Net investment income         .09         .11         .11         .10         .10         .12        .10

Net gains (losses)           1.69        2.18        (.13)        .79         .50         .96        .25
(both realized
and unrealized)

Total from investment        1.78        2.29        (.02)        .89         .60        1.08        .35
operations
Less distributions:
Dividends from net           (.09)       (.11)       (.11)       (.10)       (.09)       (.12)      (.10)
investment income

Distributions from           (.34)       (.53)       (.48)       (.41)       (.27)       (.25)        --
realized gains

Total distributions          (.43)       (.64)       (.59)       (.51)       (.36)       (.37)      (.10)

Net asset value,            $8.97       $7.62       $5.97       $6.58       $6.20       $5.96      $5.25
end of period
                             Ratios/supplemental data
                            1997        1996        1995        1994        1993        1992       1991**
                                                                 Class A
Net assets, end of period   $687        $247        $151        $148        $124        $85        $36
(in millions)

Ratio of expenses to         .89%        .96%        .89%       1.03%       1.10%      1.11%+      .85%+
average daily net assets++

Ratio of net income         1.18%       1.68%       1.77%       1.59%       1.63%      2.01%+     2.93%#+
to average daily net assets

Portfolio turnover rate      128%        126%        122%        156%        202%       154%       103%
(excluding short-term
securities)

Total return+++             23.8%       39.0%       (0.2%)      14.7%       10.2%       21.2%      7.0%

Average brokerage
commission rate##         $.0388          --          --           --         --          --        --

*For a share outstanding throughout the period. Rounded to the nearest cent.
**Inception date. Period from March 5, 1990 to Jan. 31, 1991.
+During portions of the fiscal periods ended Jan. 31, 1992 and 1991, AEFC voluntarily reimbursed the Fund for certain expenses. Had
AEFC not done so, the annual ratios of expenses and net investment income would have been 1.17% and 1.95% in 1992 and 1.35% and
2.39% in 1991.
++Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits.
+++Total return does not reflect payment of a sales charge.
#Adjusted to an annual basis.
##Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of
related shares purchased and sold.

PAGE 8

                           IDS Blue Chip Advantage Fund

                           Fiscal period ended Jan. 31,
                           Per share income and capital changes*



                                                   Class B                Class Y
                                            1997      1996++       1997    1996++
Net asset value,
beginning of period                        $7.59     $6.30        $7.62     $6.30
__________________________________________________________________________________
Income from investment operations:
Net investment income                        .04       .07          .10       .11
Net gains (both
realized and unrealized)                    1.67      1.83         1.69      1.86
__________________________________________________________________________________
Total from investment operations            1.71      1.90         1.79      1.97
__________________________________________________________________________________
Less distributions:
Dividends from net investment income       (.04)     (.08)        (.10)     (.12)
Distributions from realized gains          (.34)     (.53)        (.34)     (.53)
__________________________________________________________________________________
Total distributions                        (.38)     (.61)        (.44)     (.65)
__________________________________________________________________________________
Net asset value,
end of period                              $8.92     $7.59        $8.97     $7.62
__________________________________________________________________________________

Ratios/supplemental data
                                                   Class B                Class Y
                                            1997      1996++       1997    1996++
Net assets, end of
period (in millions)                        $302       $42          $77       $28
Ratio of expenses to
average daily net assets++                  1.65%     1.74%+        .72%      .80%+
Ratio of net income to
average daily net assets                     .39%      .81%+       1.33%     1.75%+
Portfolio turnover rate
 (excluding short-term securities)           128%      126%         128%      126%

Total return+++                             22.9%     30.3%        24.0%     31.3%
Average brokerage commission rate
for the underlying portfolio#             $.0388       --        $.0388        --
__________________________________________________________________________________
*For a share outstanding throughout the period.  Rounded to the nearest cent.
**Inception date was March 20, 1995 for Class B and Class Y.
#Effective fiscal 1997, the Fund is required to disclose an average brokerage commission rate.  The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.  See accompanying notes to financial statements.
+Adjusted to an annual basis.
++Effective fiscal year 1996, expense ratio is based on total expense of the Fund before reduction of earnings credits.
+++Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report, which, if not included with this prospectus, may be obtained without charge.


Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

PAGE 9
Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total returns as of Jan. 31, 1997

Purchase              1 year    5 years    Since
made                  ago       ago        inception
Blue Chip:
  Class A*           +17.60%   +15.57%    +15.30%
  Class B**          +18.86%      --      +30.90%
  Class Y**          +24.00%      --      +33.78%

S&P 500              +26.33%   +17.00%    +16.29%***

  *Inception date was March 5, 1990.
 **Inception date was March 20, 1995.
***Measurement period started April 1, 1990.

Cumulative total returns as of Jan. 31, 1997

Purchase              1 year    5 years    Since
made                  ago       ago        inception
Blue Chip:
  Class A*           +17.60%   +106.33%    +167.61%
  Class B**          +18.86%       --       +65.69%
  Class Y**          +24.00%       --       +72.65%

S&P 500              +26.33%   +119.46%    +180.97%***

  *Inception date was March 5, 1990.
 **Inception date was March 20, 1995.
***Measurement period started April 1, 1990.

These examples show total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to those of a popular index for the same periods. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees. March 20, 1995 was the inception date for Class B and Class Y. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges although not for other differences in expenses.

For purposes of calculation, information about the Fund assumes:
o      a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o      no sales charge for Class Y shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

PAGE 10
S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Investment policies and risks

The Fund invests in common stocks of companies that make up a market index. That index is currently the S&P 500. The Fund will not own stocks of all of the companies in the market index nor will the assets be invested in ways to produce the same market results as the index.

Investment strategy: The investment manager will establish one or more industry classifications for each company whose common stock makes up the market index. The classifications may or may not be the same as the ones given to a company by others. Stocks will be classified into one of at least 25 industries. Normally, the Fund will own stock of 100 or more companies. Cash positions are invested in money market instruments. To the extent practicable, the Fund's total assets are fully invested in stocks with 65% of those being blue chip stocks.

Research analysts employed by the investment manager evaluate companies and assign ratings to each stock based on their opinion of the attractiveness of investing. In structuring the portfolio, the investment manager selects stocks based on the research analyst's recommendations for a particular stock, the weighting of the stock and its industry group in the index, dividend yield, historical volatility and other measures that relate to the stock's historical and expected performance. The portfolio's structure will resemble, not mirror, the index while seeking to maximize the Fund's expected total return relative to the index. The composition of the Fund's portfolio is reviewed at least quarterly to keep the portfolio's structure similar (but not identical) to the index and take advantage of the investment analyst's ratings of the stocks. The dividend yield of the Fund's portfolio, before management fees and expenses are deducted, is expected to be comparable to that of the market index.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks:  Stock prices are subject to market fluctuations.
Stocks of larger, established companies that pay dividends may be less volatile than the stock market as a whole.

Blue chip stocks: Blue chip stocks are common stocks included in the market index used by the Fund and issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries.

PAGE 11
Foreign investments: The Fund may invest only in foreign securities that are included in the market index, or which will be included in the index in the near future, or in Canadian money market instruments. Foreign investments are subject to political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. The Fund may invest up to 20% of its total assets in foreign investments included in the market index.

Derivative instruments: Derivative instruments are used to achieve total return characteristics of the market index. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from an index. A small change in the value of the underlying index will cause a sizable gain or loss in the price of the derivative instrument. The Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of the Fund's assets at risk to 5%. The Fund is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For further information, see the futures appendix in the SAI.

Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and to hold assets until the next restructuring of the portfolio.

Exceptions to purchasing stock in an index: First, if an announcement is made that a stock will be added to the index, the Fund may buy it before it is actually added. Second, if a stock is removed from the index, the Fund may continue to hold it for a short time. Third, the Fund may receive a distribution of a stock not included in the index from a company whose common stock it owns, in which case the stock may be held for a short time.
Fourth, the Fund cannot buy stock of American Express Company because it is the parent company of the investment manager.

The investment policies described above may be changed by the board. The investment manager may change the investment strategy without approval from a majority of the outstanding voting securities or the board.

PAGE 12
Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Market index: Should the current market index become unavailable for use by the Fund, the board will select a new index to measure the long-term total returns of the U.S. stock market. Shareholders will be given as much notice of such a change as is practicable under the circumstances.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares

The public offering price is the net asset value (NAV) adjusted for the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board.

How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

PAGE 13

              Sales charge and
              distribution
              (12b-1) fee                 Service fee          Other information
Class A       Maximum initial             0.175% of average    Initial sales charge
              sales charge of             daily net assets     waived or reduced
              5%; no 12b-1 fee                                 for certain purchases

Class B       No initial sales            0.175% of average    Shares convert to
              charge; maximum CDSC        daily net assets     Class A after eight
              of 5% declines to 0%                             years; CDSC waived in
              after six years; 12b-1                           certain circumstances
              fee of 0.75% of average
              daily net assets

Class Y       None                        None                 Available only to
                                                               certain qualifying
                                                               institutional
                                                               investors

Conversion of Class B shares to Class A shares - Eight calendar years after Class B shares are purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same pro rata portion as other Class B shares.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The distribution fee (included in "Ongoing expenses") and sales charges are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

                          Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within
You will not pay a sales                  six years of purchase.
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.

If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

                         Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares

o Your shares will have                   o The distribution and
a lower expense ratio                      transfer agency fees for
than Class B shares                        Class B will cause your
because Class A does not                   shares to have a higher
pay a distribution fee                     expense ratio and to pay
and the transfer agency                    lower dividends than
fee for Class A is lower                   Class A shares.  After
than the fee for Class B.                  eight years, Class B
As a result, Class A shares                shares will convert to
will pay higher dividends                  Class A shares and you
than Class B shares.                       will no longer be
                                           subject to higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:

       o Qualified employee benefit plans* if the plan:
       - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
         - at least $10 million in plan assets or
         - 500 or more participants; or
       - does not use daily transfer recordkeeping and has
         - at least $3 million invested in funds of the IDS MUTUAL
         FUND GROUP or
         - 500 or more participants.

       o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

       o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.
PAGE 15
* Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o      You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

PAGE 16

                                   Three ways to invest
1
By regular account  Send your check and application         Minimum amounts
                    (or your name and account number        Initial investment: $2,000
                    if you have an established account)     Additional
                    to:                                     investments:        $  100
                    American Express Financial Advisors Inc.Account balances:   $  300*
                    P.O. Box 74                             Qualified retirement
                    Minneapolis, MN  55440-0074             accounts:             none

                    Your financial advisor will help
                    you with this process.

2
By scheduled        Contact your financial advisor          Minimum amounts
investment plan     to set up one of the following          Initial investment: $100
                    scheduled plans:                        Additional
                                                            investments:        $100/mo.
                    o  automatic payroll deduction          Account balances:   none
                                                            (on active plans of
                    o  bank authorization                   monthly payments)

                    o  direct deposit of
                       Social Security check

                    o  other plan approved by the Fund

3
By wire             If you have an established account,     If this information is not
                    you may wire money to:                  included, the order may be
                                                            rejected and all money
                    Norwest Bank Minneapolis                received by the Fund, less
                    Routing No. 091000019                   any costs the Fund or AEFC
                    Minneapolis, MN                         incurs, will be returned
                    Attn:  Domestic Wire Dept.              promptly.

                    Give these instructions:                Minimum amounts
                    Credit IDS Account #00-30-015           Each wire investment: $1,000
                    for personal account # (your
                    account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan. If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

PAGE 17
How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.
Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

                  Two ways to request an exchange or redemption of shares
1
By letter                         Include in your letter:
                                  o  the name of the fund(s)
                                  o  the class of shares to be exchanged or redeemed
                                  o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                  o  your Taxpayer Identification Number (TIN)
                                  o  the dollar amount or number of shares you want to exchange or redeem
                                  o  signature of all registered account owners
                                  o  for redemptions, indicate how you want your money delivered to you
                                  o  any paper certificates of shares you hold

                                  Regular mail:
                                        American Express Shareholder Service
                                        Attn:  Redemptions
                                        P.O. Box 534
                                        Minneapolis, MN  55440-0534

                                  Express mail:
                                        American Express Shareholder Service
                                        Attn:  Redemptions
                                        733 Marquette Ave.
                                        Minneapolis, MN  55402
2
By phone
American Express Telephone        o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:              authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                   asking identifying questions and tape recording calls.  If reasonable
612-671-3800                      procedures are not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                  o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges
                                  NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                  o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                  o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                  o  Phone privileges may be modified or discontinued at any time.

                                  Minimum amount
                                  Redemption:  $100

                                  Maximum amount
                                  Redemption:  $50,000
/TABLE

PAGE 18
Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed.
If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                   Three ways to receive payment when you redeem shares
1
By regular or express mail                     o  Mailed to the address on record.
                                               o  Payable to names listed on the account.

                                                  NOTE:  You will be charged a fee if you
                                                  request express mail delivery.

2
By wire                                        o  Minimum wire redemption:  $1,000.
                                               o  Request that money be wired to your bank.
                                               o  Bank account must be in the same
                                                  ownership as the IDS fund account.

                                                  NOTE:  Pre-authorization required.  For
                                                  instructions, contact your financial
                                                  advisor or American Express Shareholder Service.

3
By scheduled payout plan                       o  Minimum payment:  $50.
                                               o  Contact your financial advisor or American Express
                                                  Shareholder Service to set up regular
                                                  payments to you on a monthly, bimonthly,
                                                  quarterly, semiannual or annual basis.
                                               o  Purchasing new shares while under a payout
                                                  plan may be disadvantageous because of
                                                  the sales charges.

Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested

Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in this Fund now,

o  the amount of your existing investment in this Fund, if any, and

o the amount you and your primary household group are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

Other policies that affect your sales charge:

o  IDS Tax-Free Money Fund and Class A shares of IDS Cash
Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
   -   of a product distributed by American Express Financial
       Advisors in a qualified plan subject to a deferred sales charge or

PAGE 21
   - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge.

o  Purchases made through American Express Strategic Portfolio
Service (total amount of all investments made in the Strategic
Portfolio Service must be at least $50,000).

o  Purchases made under the University of Texas System ORP.

*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

PAGE 22
Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any board member, officer or employee of a fund or AEFC or its subsidiaries,
o Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American
Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
       - at least 59-1/2 years old, and
       - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or
       - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

PAGE 23
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Fund's net investment income from dividends and interest is distributed to you at the end of each calendar quarter as dividends. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price. The Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they're distributed, both net investment income and net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.

PAGE 24
Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or

o you direct the Fund to invest your distributions in the same class of another publicly available IDS fund for which you've previously opened an account.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

PAGE 25
If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o      a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o      criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN
                                               Use the Social Security or
For this type of account:                      Employer Identification number
                                               of:

Individual or joint account                    The individual or individuals
                                               listed on the account

Custodian account of a minor                   The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                                 The grantor-trustee (the person
                                               who puts the money into the
                                               trust)

An irrevocable trust, pension                  The legal entity (not the
trust or estate                                personal representative or
                                               trustee, unless no legal entity
                                               is designated in the account
                                               title)

Sole proprietorship                            The owner

Partnership                                    The partnership

Corporate                                      The corporation

Association, club or                           The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

PAGE 26
How the Fund is organized

Shares

IDS Market Advantage Series, Inc. currently is composed of two funds, each issuing its own series of capital stock: IDS Blue Chip Advantage Fund and IDS Small Company Index Fund. Each fund is owned by its shareholders. Each fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of a fund. Par value is one cent per share. Both full and fractional shares can be issued.

The shares of each fund making up IDS Market Advantage Series, Inc. represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights.

Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. Board members and officers serve 47 IDS and IDS Life funds and 15 Master Trust portfolios, except for William H. Dudley, who does not serve the nine IDS Life funds.

Board members and officers of the Fund

President and interested board member

William R. Pearce
President and director, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).

PAGE 27
Independent board members

H. Brewster Atwater, Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Alan K. Simpson
Former United States Senator for Wyoming.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Senior vice president, AEFC.  Vice President - Investments for the
Fund.

Melinda S. Urion
Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

PAGE 28
Other officer

Leslie L. Ogg
Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

Investment manager

The Fund pays AEFC for managing its assets.  Under its Investment
Management Services Agreement, AEFC is paid a fee for these services based on the average daily net assets of the Fund, as follows:

Assets          Annual rate
(billions)      at each asset level

First $0.25     0.440%
Next   0.25     0.415
Next   0.25     0.390
Next   0.25     0.365
Over   1.0      0.340

For the fiscal year ended Jan. 31, 1997, the Fund paid AEFC a total investment management fee of 0.42% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent

The Fund pays AEFC for shareholder accounting and transfer agent services under two agreements. The first agreement, the Administrative Services Agreement, has a declining annual rate beginning at 0.04% and decreasing to 0.02% as assets increase. The second agreement, the Transfer Agency Agreement, has an annual fee per shareholder account as follows:

       o   Class A   $15
       o   Class B   $16
       o   Class Y   $15

Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors, a wholly owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications, and exchange and redemption requests. The cost of these services is paid partially by the Fund's sales charges.

Persons who buy Class A shares pay a sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1

PAGE 29
plan) of 0.75% of the Fund's average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares. Portions of the sales charge also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4% of the Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Total expenses paid by the Fund's Class A shares for the fiscal year ended Jan. 31, 1997, were 0.89% of its average daily net assets. Expenses for Class B and Class Y were 1.65% and 0.72%, respectively.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the IDS MUTUAL FUND
GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance
Company. Total assets under management on Jan. 31, 1997, were more than $152 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 177 offices and more than 8,350 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of AEFC.

PAGE 30
IDS Small Company Index Fund

Prospectus
April 1, 1997

The goal of IDS Small Company Index Fund, a part of IDS Market Advantage Series, Inc., is to achieve long-term capital appreciation. The Fund attempts to mirror the performance of the Standard & Poor's Small Capitalization Stock Index [REGISTERED] (S&P SmallCap 600 Index [REGISTERED]) by investing in all or a representative group of the equity securities comprising that Index.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional Information (SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated herein by reference. For a free copy, contact American Express Shareholder Service.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the Fund:

o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

PAGE 31
Table of contents

The Fund in brief
       Goal
       Investment policies and risks
       Manager and distributor
       Portfolio manager
       Alternative purchase arrangements

Sales charge and Fund expenses

Performance
       Financial highlights
       Total returns

Investment policies and risks
       Facts about investments and their risks
       Alternative investment option
       Valuing Fund shares

How to purchase, exchange or redeem shares
       Alternative purchase arrangements
       How to purchase shares
       How to exchange shares
       How to redeem shares
       Reductions and waivers of the sales charge

Special shareholder services
       Services
       Quick telephone reference

Distributions and taxes
       Dividend and capital gain distributions
       Reinvestments
       Taxes
       How to determine the correct TIN

How the Fund is organized
       Shares
       Voting rights
       Shareholder meetings
       Board members and officers
       Investment manager
       Administrator and transfer agent
       Distributor

About American Express Financial Corporation
       General information

Appendix
       Description of derivative instruments

PAGE 32
The Fund in brief

Goal

IDS Small Company Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the investment objective of the Fund.

Investment policies and risks

The Fund is a diversified mutual fund that invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index* (Index). This Index is composed of approximately 600 companies located in the United States. These companies are chosen to be a part of the S&P 600 Index based upon their market size, liquidity and industry group representation. As of Jan. 31, 1997, stocks in the S&P SmallCap 600 Index had market capitalization of between $45,477,688 million and $2,675,815,500 billion. To be included in the Index, stock selections are also screened by Standard & Poor's Corporation for trading volume, share turnover, ownership concentration, share price and bid/ask spreads.

Because the Fund invests in many of the stocks included in the S&P SmallCap 600 Index, your investment will be subject to the risks of investments in such companies. Some of the companies included in the Index do not have the financial strength needed to do well in difficult times and larger companies typically offer more price stability. The S&P SmallCap 600 Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Stock Price Index, which invests in stocks of larger, more established firms. Small-capitalization companies also often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. An index fund holding all or a representative group of the 600 stocks in the S&P SmallCap 600 Index, like the Fund, reduces certain risks of a more actively managed fund, such as the risk of individual stock selection and seeks to provide investors with returns corresponding to the performance of the smaller-sized company sector of the market. It is not the Fund's intention to replicate the Index at all times.

*"Standard & Poor's," "Standard & Poor's Small Capitalization Stock Index" and "S&P SmallCap 600" are trademarks of McGraw-Hill, Inc.

Manager and distributor

The Fund is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $150 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly-owned subsidiary of AEFC.

PAGE 33
Portfolio manager

Guru Baliga joined AEFC in 1991 as a research analyst. He became portfolio manager of this Fund and IDS Research Opportunities Fund in August 1996. He has been portfolio manager of IDS Blue Chip Advantage Fund since 1994. He was appointed to the portfolio management team of Total Return Portfolio in 1995, and is also a portfolio manager of IDS Advisory accounts.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
                                       Class A   Class B   Class Y
Maximum sales charge on purchases*
(as a percentage of offering price).......5%        0%        0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%

Annual Fund operating expenses
(as a percentage of average daily net assets):

                                       Class A   Class B   Class Y
Management fee**                       0.00%     0.00%     0.00%
12b-1 fee                              0.00%     0.75%     0.00%
Other expenses***                      1.00%     1.01%     0.82%
Total****                              1.00%     1.76%     0.82%

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."
**Absent fee waivers, the management fee would be 0.38% for each class.
***Other expenses include an administrative services fee, a shareholder services fee for Class A and Class B, a transfer agency fee and other nonadvisory expenses. Absent fee waivers and expense reimbursements, other expenses would be 1.10% for Class A, 1.47% for Class B and 0.84% for Class Y.
****AEFC and American Express Financial Advisors have agreed to waive certain fees and reimburse expenses, with the exception of 12b-1 fees, to the extent that total expenses for Class A shares exceed 1.00% for a minimum period ending July 31, 1997. Any waiver

PAGE 34
or reimbursement will apply to each class on a pro rata basis.
Absent fee waivers and expense reimbursements, total expenses would be 1.48% for Class A, 2.60% for Class B and 1.22% for Class Y.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                    1 year       3 years      5 years   10 years
Class A             $60          $80          $103      $167
Class B             $68          $95          $116      $188**
Class B*            $18          $55          $ 96      $188**
Class Y             $ 8          $26          $ 46      $102

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

PAGE 35
Performance

Financial highlights

                              Performance
                              Financial highlights

      Fiscal period ended Jan. 31,
Per share income and capital changes*
                                        Class A              Class B              Class Y
                                        1997**               1997**               1997**
Net asset value,
beginning of period                     $5.00                $5.00                $5.00
___________________________________________________________________________________________
Income from investment operations:

Net investment income                     .02                  .02                  .02
Net gains (both                           .52                  .50                  .52
realized and unrealized)
___________________________________________________________________________________________
Total from investment operations          .54                  .52                  .54
___________________________________________________________________________________________
                                    Less distributions:
Dividends from net investment income     (.03)                (.02)                (.03)

___________________________________________________________________________________________
Net asset value,                        $5.51                $5.50                $5.51
end of period
___________________________________________________________________________________________
      Ratios/supplemental data

                                        Class A              Class B              Class Y
                                        1997**               1997**               1997**

Net assets, end of                      $95                  $42                  $  --
period (in millions)
Ratio of expenses to                    1.00%+#              1.76%+#                .82%+#
average daily net assets++
Ratio of net income to                  1.55%+                .63%+                1.93%+
average daily net assets
Portfolio turnover rate                   48%                  48%                   48%
(excluding short-term
securities)
Total return+++                         10.8%                10.5%                 10.9%
Average brokerage                       $0.0266              $0.0266               $0.0266
commission rate##
___________________________________________________________________________________________
*For a share outstanding throughout the period.  Rounded to the nearest cent.
**Inception date.  Period from Aug. 19, 1996 to Jan. 31, 1997.
+Adjusted to an annual basis.
++Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
+++Total return does not reflect payment of a sales charge.
#During the period from Aug. 19, 1996 to Jan. 31, 1997, AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been
1.48%, 2.60% and 1.22% for Class A, B, and Y, respectively.
##The Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors.  The independent auditor's report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.


PAGE 36
Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total return as of Jan. 31, 1997

              Since inception*

              Class A     + 5.30%
              Class B*    +10.46%
              Class Y*    +10.86%

*Inception date was Aug. 19, 1996.

The following table shows the performance of the S&P SmallCap 600 Index for the ten years ending in 1996. Although the Index was first published in 1994, Standard & Poor's reconstructed its performance for earlier years. The past performance of the S&P SmallCap 600 Index should not be viewed as representative of the index's or the Fund's future performance. The fees and costs involved in the operation of the Fund mean that the performance of a share of stock in the Fund may not equal the performance of the S&P SmallCap 600 Index even if the performance of the assets held by the Fund do equal that performance.

S&P SmallCap 600 Index with Dividends Reinvested
Annual Percentage Change

            1987                              -13.50
            1988                              +19.49
            1989                              +13.89
            1990                               -9.90
            1991                              +48.49
            1992                              +21.04
            1993                              +18.79
            1994                               -4.77
            1995                              +29.96
            1996                              +32.11

Source:  Standard & Poor's Corporation.

These examples show total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

For purposes of calculation, information about the Fund assumes:
o      a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o      no sales charge for Class Y shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

The S&P SmallCap 600 Index is a market-weighted index, with each stock affecting the index in proportion to its market value. Standard & Poor's Corporation is responsible for selecting and maintaining the list of stocks to be included in the index. Inclusion in the index in no way implies an opinion by Standard & Poor's Corporation as to attractiveness as an investment. This unmanaged index tracks the common stock performance of 600 small-capitalized U.S. companies in various industries. The Fund may invest in common stocks that may not be listed in the S&P SmallCap 600 Index. The Index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Standard & Poor's.

Investment policies and risks

The Fund invests primarily in a representative group of the stocks comprising the S&P SmallCap 600 Index. The Fund is not managed according to traditional methods of "active" investment management, instead it follows a passive or indexing investment approach under which stocks are generally purchased or sold in order to match the performance of the S&P SmallCap 600 Index. Generally, the portfolio manager will not select securities for the Fund's investment portfolio based upon traditional economic, financial and market analyses or forecasting.

The Fund seeks to mirror the performance of the S&P SmallCap 600 Index by replicating the S&P SmallCap 600 Index or by investing in a statistically selected sample of the approximately 600 stocks included in the S&P SmallCap 600 Index. The Fund will invest in as many stocks as necessary to closely track the performance of the S&P SmallCap 600 Index. Under normal market conditions, the Fund will invest at least 80% of its net assets in stocks of issuers that comprise the S&P SmallCap 600 Index. As part of its investment strategy, the Fund also may hold cash or its equivalent or invest in short-term fixed income securities, which may cause its performance to differ from that of the S&P SmallCap 600 Index. The Fund will attempt to minimize any such differences through transactions involving stock index futures contracts, options on stock indices, and/or options on stock index futures contracts.

In addition, the Fund may purchase and sell options on equity securities, lend its portfolio securities and purchase securities on a when-issued or delayed delivery basis. These techniques are described below under "Facts about investments and their risks" and further information about some of them is included in the SAI.

PAGE 38
The stocks of the S&P SmallCap 600 Index included in the Fund's investment portfolio may be selected by utilizing a statistical sampling. The Fund generally will select stocks by closely approximating the risks, fundamentals, industry weightings and other characteristics of the stocks listed on the S&P SmallCap 600 Index. Over the long term, AEFC seeks a correlation between the performance of the Fund and that of the S&P SmallCap 600 Index of
0.95 or better. It is not possible to attain a perfect correlation between the performance of the Fund and the S&P SmallCap 600 Index on a regular basis. In the unlikely event that a correlation of
0.95 or better is not achieved, the board will consider alternative arrangements.

While the Fund will not precisely match the S&P SmallCap 600 Index's performance, the Fund will attempt to minimize the variation between its performance and that of the index. The Fund's ability to mirror performance of the S&P SmallCap 600 Index may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows into and out of the Fund, the Fund's policy of minimizing transaction costs and tax liability from capital gain distributions, and changes in securities markets and the index itself.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Because of the risks associated with investing in the small companies that comprise the S&P SmallCap 600 Index, the Fund is intended to be a long-term investment vehicle and is not designed to provide you with a means of speculating on short-term market movements.

Small-capitalization common stocks: Stocks of smaller companies may be subject to more abrupt or erratic price movements than stocks of larger, established companies or the stock market as a whole. Among the reasons for greater price volatility of stocks of smaller companies are the less than certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater exposure of small-size companies to changing economic conditions. Also, small companies often have limited product lines, smaller markets or fewer financial resources. Therefore, some of the securities in which the Fund invests involve substantial risk and may be considered speculative.

Market risk: The Fund is subject to market risk because it invests primarily in common stocks. Market risk is the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. The Fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of the Fund's assets at risk to 5%. The Fund is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. Securities and instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of the Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

PAGE 40
The investment policies described above, including the Fund's investment in stocks listed on the S&P SmallCap 600 Index, may be changed by the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares

The public offering price is the net asset value (NAV) adjusted for the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis

o Securities maturing in 60 days or less are valued at amortized cost

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board

How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

PAGE 41

              Sales charge and
              distribution
              (12b-1) fee                 Service fee          Other information
Class A       Maximum initial             0.175% of average    Initial sales charge
              sales charge of             daily net assets     waived or reduced
              5%; no 12b-1 fee                                 for certain purchases

Class B       No initial sales            0.175% of average    Shares convert to
              charge; maximum CDSC        daily net assets     Class A after eight
              of 5% declines to 0%                             years; CDSC waived in
              after six years; 12b-1                           certain circumstances
              fee of 0.75% of average
              daily net assets

Class Y       None                        None                 Available only to
                                                               certain qualifying
                                                               institutional
                                                               investors

Conversion of Class B shares to Class A shares - Eight calendar years after Class B shares are purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same pro rata portion as other Class B shares.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The distribution fee (included in "Ongoing expenses") and sales charges are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

                          Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within
You will not pay a sales                  six years of purchase.
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.
PAGE 42
If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

                         Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares

o Your shares will have                   o The distribution and
a lower expense ratio                      transfer agency fees for
than Class B shares                        Class B will cause your
because Class A does not                   shares to have a higher
pay a distribution fee                     expense ratio and to pay
and the transfer agency                    lower dividends than
fee for Class A is lower                   Class A shares.  After
than the fee for Class B.                  eight years, Class B
As a result, Class A shares                shares will convert to
will pay higher dividends                  Class A shares and you
than Class B shares.                       will no longer be
                                           subject to higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:

       o Qualified employee benefit plans* if the plan:
       - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
       - at least $10 million in plan assets or
       - 500 or more participants; or
       - does not use daily transfer recordkeeping and has
       - at least $3 million invested in funds of the IDS MUTUAL
         FUND GROUP or
       - 500 or more participants.

       o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

PAGE 43
       o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o      You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

PAGE 44
                                   Three ways to invest

1
By regular account  Send your check and application         Minimum amounts
                    (or your name and account number        Initial investment: $2,000
                    if you have an established account)     Additional
                    to:                                     investments:        $  100
                    American Express Financial Advisors Inc.Account balances:   $  300*
                    P.O. Box 74                             Qualified retirement
                    Minneapolis, MN  55440-0074             accounts:             none

                    Your financial advisor will help
                    you with this process.

2
By scheduled        Contact your financial advisor          Minimum amounts
investment plan     to set up one of the following          Initial investment: $100
                    scheduled plans:                        Additional
                                                            investments:        $100/mo.
                    o  automatic payroll deduction          Account balances:   none
                                                            (on active plans of
                    o  bank authorization                   monthly payments)

                    o  direct deposit of
                       Social Security check

                    o  other plan approved by the Fund

3
By wire             If you have an established account,     If this information is not
                    you may wire money to:                  included, the order may be
                                                            rejected and all money
                    Norwest Bank Minneapolis                received by the Fund, less
                    Routing No. 091000019                   any costs the Fund or AEFC
                    Minneapolis, MN                         incurs, will be returned
                    Attn:  Domestic Wire Dept.              promptly.

                    Give these instructions:                Minimum amounts
                    Credit IDS Account #00-30-015           Each wire investment: $1,000
                    for personal account # (your
                    account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

PAGE 45
How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.
Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

                  Two ways to request an exchange or redemption of shares

1
By letter                         Include in your letter:
                                  o  the name of the fund(s)
                                  o  the class of shares to be exchanged or redeemed
                                  o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                  o  your Taxpayer Identification Number (TIN)
                                  o  the dollar amount or number of shares you want to exchange or redeem
                                  o  signature of all registered account owners
                                  o  for redemptions, indicate how you want your money delivered to you
                                  o  any paper certificates of shares you hold

                                  Regular mail:
                                        American Express Shareholder Service
                                        Attn:  Redemptions
                                        P.O. Box 534
                                        Minneapolis, MN  55440-0534

                                  Express mail:
                                        American Express Shareholder Service
                                        Attn:  Redemptions
                                        733 Marquette Ave.
                                        Minneapolis, MN  55402

2
By phone
American Express Telephone        o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:              authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                   asking identifying questions and tape recording calls.  If reasonable
612-671-3800                      procedures are not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                  o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges
                                  NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                  o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.

PAGE 46
                                  o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                  o  Phone privileges may be modified or discontinued at any time.

                                  Minimum amount
                                  Redemption:  $100

                                  Maximum amount
                                  Redemption:  $50,000

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed.
If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

PAGE 47
Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                   Three ways to receive payment when you redeem shares

1
By regular or express mail                     o  Mailed to the address on record.
                                               o  Payable to names listed on the account.

                                                  NOTE:  The express mail delivery charges
                                                  you pay will vary depending on the
                                                  courier you select.

2
By wire                                        o  Minimum wire redemption:  $1,000.
                                               o  Request that money be wired to your bank.
                                               o  Bank account must be in the same
                                                  ownership as the IDS fund account.

                                                  NOTE:  Pre-authorization required.  For
                                                  instructions, contact your financial
                                                  advisor or American Express Shareholder Service.

3
By scheduled payout plan                       o  Minimum payment:  $50.
                                               o  Contact your financial advisor or American Express
                                                  Shareholder Service to set up regular
                                                  payments to you on a monthly, bimonthly,
                                                  quarterly, semiannual or annual basis.
                                               o  Purchasing new shares while under a payout
                                                  plan may be disadvantageous because of
                                                  the sales charges.

Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested

Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

PAGE 48
Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in this Fund now,

o  the amount of your existing investment in this Fund, if any, and

o the amount you and your primary household group are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

Other policies that affect your sales charge:

o  IDS Tax-Free Money Fund and Class A shares of IDS Cash
Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

PAGE 49
o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
   - of a product distributed by American Express Financial Advisors in a qualified plan subject to a deferred sales charge or
   - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from another fund in the IDS MUTUAL FUND GROUP that has a sales charge.

o  Purchases made through American Express Strategic Portfolio
Service (total amount of all investments made in the Strategic
Portfolio Service must be at least $50,000).

o  Purchases made under the University of Texas System ORP.

*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including

PAGE 50
reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

PAGE 51
American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Fund's net investment income from dividends and interest is distributed to you by the end of the calendar year as dividends. Short-term capital gains are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price. The Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they are distributed, both net investment income and net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or

o you direct the Fund to invest your distributions in the same class of another publicly available IDS fund for which you've previously opened an account.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

PAGE 52
If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o      a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o      criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

PAGE 53
How to determine the correct TIN
                                               Use the Social Security or
For this type of account:                      Employer Identification number
                                               of:

Individual or joint account                    The individual or individuals
                                               listed on the account

Custodian account of a minor                   The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                                 The grantor-trustee (the person
                                               who puts the money into the
                                               trust)

An irrevocable trust, pension                  The legal entity (not the
trust or estate                                personal representative or
                                               trustee, unless no legal entity
                                               is designated in the account
                                               title)

Sole proprietorship                            The owner

Partnership                                    The partnership

Corporate                                      The corporation

Association, club or                           The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized

Shares

IDS Market Advantage Series, Inc. currently is composed of two funds, each issuing its own series of capital stock: IDS Blue Chip Advantage Fund and IDS Small Company Index Fund. Each fund is owned by its shareholders. Each fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of a fund. Par value is one cent per share. Both full and fractional shares can be issued.

PAGE 54
The shares of each fund making up IDS Market Advantage Series, Inc. represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. Board members and officers serve 47 IDS and IDS Life funds and 15 Master Trust portfolios, except for William H. Dudley who does not serve on the nine IDS Life funds.

Board members and officers of the Fund

President and interested board member

William R. Pearce
President and director, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).

Independent board members

H. Brewster Atwater, Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

PAGE 55
Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Alan K. Simpson
Former United States senator for Wyoming.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Senior vice president, AEFC. Vice president - Investments for the Fund.

Melinda S. Urion
Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

Leslie L. Ogg
Vice president, treasurer and corporate secretary of Board
Services.  Vice president, general counsel and secretary.

Refer to the SAI for the board members' and officers' biographies.

Investment manager

The Fund pays AEFC for managing its assets.  Under its Investment
Management Services Agreement, AEFC is paid a fee for these

PAGE 56
services based on the average daily net assets of the Fund, as follows:

Assets          Annual rate
(billions)      at each asset level

First $0.25     0.38%
Next   0.25     0.37
Next   0.25     0.36
Next   0.25     0.35
Over   1.0      0.34

For the fiscal period ended Jan. 31, 1997, the Fund paid AEFC a total investment management fee of 0.00% of its average daily net assets. Absent fee waivers, the management fee would be 0.38% for each class. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent

The Fund pays AEFC for shareholder accounting and transfer agent services under two agreements. The first agreement, the Administrative Services Agreement, has a declining annual rate beginning at 0.10% and decreasing to 0.02% as assets increase.

The second agreement, the Transfer Agency Agreement, has an annual fee per shareholder account as follows:

       o   Class A   $15
       o   Class B   $16
       o   Class Y   $15

Until August 18, 1997, AEFC will pay expenses (excluding taxes and brokerage commissions) in excess of 1.0% of average daily net assets, on an annual basis.

Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors, a wholly-owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications, and exchange and redemption requests. The cost of these services is paid partially by the Fund's sales charges.

Persons who buy Class A shares pay a sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 plan) of 0.75% of the Fund's average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

Financial advisors may receive different compensation for selling
Class A, Class B and Class Y shares.  Portions of the sales charge

PAGE 57
also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4% of the Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Total expenses paid by the Fund's Class A shares for the fiscal year ended Jan. 31, 1997, were 1.00% of its average daily net assets. Expenses for Class B and Class Y were 1.76% and 0.82%, respectively.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the IDS MUTUAL FUND
GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance
Company. Total assets under management on Jan. 31, 1997 were more than $150 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 177 offices and more than 8,350 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American
Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

The Fund may pay brokerage commissions to broker-dealer affiliates of AEFC.

Appendix

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Fund may use. At various times the Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Fund's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Fund's investments against price fluctuations or to increase market exposure.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                             IDS MARKET ADVANTAGE SERIES, INC.

                            STATEMENT OF ADDITIONAL INFORMATION

                                            FOR

                               IDS BLUE CHIP ADVANTAGE FUND

                                       April 1, 1997

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.

This SAI is dated April 1, 1997, and it is to be used with the prospectus dated April 1, 1997, and the Annual Report for the fiscal year ended Jan. 31, 1997.

PAGE 60
                                     TABLE OF CONTENTS

Goal and Investment PoliciesSee Prospectus

Additional Investment Policies................................p.3

Security Transactions.........................................p.6

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p.7

Performance Information.......................................p.7

Valuing Fund Shares...........................................p.9

Investing in the Fund.........................................p.10

Redeeming Shares..............................................p.14

Pay-out Plans.................................................p.15

Taxes.........................................................p.16

Agreements....................................................p.18

Organizational Information....................................p.21

Board Members and Officers....................................p.21

Independent Auditors..........................................p.25

Financial StatementsSee Annual Report

Prospectus....................................................p.26

Appendix A:  Stock Index Futures Contracts and Related
             Call Options.....................................p.27

Appendix B:  Dollar-Cost Averaging............................p.32

PAGE 61
ADDITIONAL INVESTMENT POLICIES

These are investment policies in addition to those presented in the prospectus. Unless holders of a majority of the outstanding voting securities agree to make the change the Fund will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express
Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

PAGE 62
'Lend Fund securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

Unless changed by the board, the Fund will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in stock index futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market value. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest in a company to control or manage it.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Purchase securities of an issuer if the board members and officers of the Fund and of AEFC hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non- PAGE 63 negotiable fixed-time deposits and over-the-counter options. In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, PAGE 64 policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a discussion on stock index futures contracts and related call options, see Appendix A.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC has determined that due to the unique nature of the Fund it is in the best interest of this Fund to execute through a single or a limited number of brokers at an agreed upon favorable commission rate.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

The Fund paid total brokerage commissions of $1,362,614 for the fiscal year ended Jan. 31, 1997, $6,144 for fiscal year 1996, and $190,235 for fiscal year 1995. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the fiscal year ended Jan. 31, 1997, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                          Value of Securities
                          Owned at End of
Name of Issuer            Fiscal Year
NationsBank               $34,776,000
Dean Witter                 2,451,438
Bank of America             1,398,966
Travelers Group             6,789,528

The portfolio turnover rate was 128% in the fiscal year ended Jan. 31, 1997, and 126% in fiscal year 1996. Higher turnover rates may result in higher brokerage expenses.

PAGE 65
BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with AEFC is contained in the following table:

                                         For the Fiscal Year Ended Jan. 31,

                                                         1997                               1996            1995
                                  Aggregate                        Percent of            Aggregate       Aggregate
                                  Dollar                           Aggregate Dollar      Dollar          Dollar
                                  Amount of        Percent of      Amount of             Amount of       Amount of
                 Nature           Commissions      Aggregate       Transactions          Commissions     Commissions
                 of               Paid to          Brokerage       Involving Payment     Paid to         Paid to
Broker           Affiliation      Broker           Commissions     of Commissions        Broker          Broker
American           (1)             $43,722           3.27%           5.13%                 $0              $0
Enterprise
Investment
Services Inc.

(1)  Wholly owned subsidiary of AEFC.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance for the Fund. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount PAGE 66 invested to the ending redeemable value, according to the following formula:

                                       P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

The total return of the S&P 500 is calculated by several sources. The Fund will use the total return as calculated by Standard & Poor's Corporation (S&P) to measure the U.S. stock market. The total return is calculated by adding dividend income to price appreciation. For periods after 1987, total return on the S&P 500 is determined by reinvesting cash dividends paid on stocks on the ex-dividend date - that is, the date on or after which a sales of stock does not carry with it the right to a dividend already declared. For periods before 1988, S&P calculated total return by compiling actual dividends on a quarterly basis and assumed they were reinvested as of the end of a particular quarter. S&P also makes adjustments for special dividends, such as stock dividends. The percentage changes for the indexes other than the S&P 500 reflect reinvestment of all distributions on a quarterly basis and changes in market prices. The percentage changes for all the indexes exclude brokerage commissions or other fees. By comparison, the Fund will incur such fees and other expenses.

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                          ERV - P
                                             P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business
Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal
Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, PAGE 67
Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment
Companies Service.

VALUING FUND SHARES

The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day. On Feb. 3, 1997, the first business day following the end of the fiscal year, the computation looked like this:

            Net assets before                       Shares outstanding               Net asset value
            shareholder transactions                at end of previous day           of one share
Class A        $687,812,791          divided by      76,593,852             equals    $8.98
Class B         302,384,785                          33,861,678                        8.93
Class Y          76,786,822                           8,550,871                        8.98

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

PAGE 68
'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted.
The public offering price is the net asset value of one share plus a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, made Feb. 3, 1997, was determined by dividing the net asset value of one share, $8.98, by 0.95 (1.00-
0.05 for a maximum 5% sales charge) for a public offering price of $9.45. The sales charge is paid to American Express Financial Advisors by the person buying the shares.

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

PAGE 69
                                    Within each increment,
                                      sales charge as a
                                        percentage of:
                               Public                      Net
Amount of Investment       Offering Price           Amount Invested

First     $   50,000           5.0%                      5.26%
Next          50,000           4.5                       4.71
Next         400,000           3.8                       3.95
Next         500,000           2.0                       2.04
$1,000,000 or more             0.0                       0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                  On total investment, sales
                                  charge as a percentage of
                                   Public              Net
                               Offering Price    Amount Invested
Amount of Investment                        ranges from:

First     $ 50,000                    5.00%              5.26%
More than   50,000 to 100,000    5.00-4.50          5.26-4.71
More than  100,000 to 500,000    4.50-3.80          4.71-3.95
More than  500,000 to 999,999    3.80-2.00          3.95-2.04
$1,000,000 or more               0.00               0.00

The initial sales charge is waived for certain qualified plans that meet the requirements described in the prospectus. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge on certain redemptions will be waived if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, PAGE 70 loans or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge

                                   Number of Participants

Total Plan Assets                 1-99        100 or more

Less than $1 million               4%             0%

$1 million or more                 0%             0%
_________________________________________________________

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your primary household group. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $30,000 in another IDS fund. If you invest $40,000 more in this Fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Finally, Individual Retirement Account (IRA) purchases, or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of PAGE 71 employers, employee organization or other similar entity, may be added together to reduce sales charges for shares purchased through that plan.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing an LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charge previously paid.

Systematic Investment Programs

After you make your initial investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

PAGE 72
The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix B.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:
PAGE 73
'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the Investment Company Act of 1940 (the 1940 Act), as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

PAGE 74
To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES

If you buy shares in the Fund and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares PAGE 75 applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

Retirement Accounts

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a sale of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the fiscal year ended Jan. 31, 1997, 18.85% of the Fund's net investment income dividends qualified for the corporate deduction.

Capital gain distributions received by individual and corporate shareholders, if any, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the PAGE 76 application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

Assets              Annual rate at
(billions)          each asset level

First $0.25             0.440%
Next   0.25             0.415
Next   0.25             0.390
Next   0.25             0.365
Over   1.0              0.340

On Jan. 31, 1997, the daily rate applied to the Fund's net assets was equal to 0.399% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $2,565,671 for the fiscal year ended Jan. 31, 1997, $951,438 for fiscal year 1996, and $706,350 for fiscal year 1995.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the agreement, the Fund paid nonadvisory expenses of $646,315 for the fiscal year ended Jan. 31, 1997, $264,215 for fiscal year 1996, and $125,741 for fiscal year 1995.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

PAGE 77
     Assets          Annual rate
     (billions)      each asset level

     First $0.25     0.040%
     Next   0.25     0.035
     Next   0.25     0.030
     Next   0.25     0.025
     Over   1.0      0.020

On Jan. 31, 1997, the daily rate applied to the Fund's net assets was equal to 0.032% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $217,983 for the fiscal year ended Jan. 31, 1997.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $1,004,344 for the fiscal year ended Jan. 31, 1997.

Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial Advisors daily. These charges amounted to $5,916,606 for the fiscal year ended Jan. 31, 1997. After paying commissions to personal financial advisors, and other expenses, the amount retained was $-1,403,139. The amounts were $1,265,670 and $1,046,290 for fiscal year 1996, and $531,537 and $357,415 for fiscal year 1995.

Additional information about commissions and compensation for the fiscal year ended Jan. 31, 1997, is contained in the following table:

PAGE 78

(1)           (2)             (3)             (4)           (5)
              Net             Compensation
Name of       Underwriting    on Redemption
Principal     Discounts and   and             Brokerage     Other
Underwriter   Commissions     Repurchases     Commissions   Compensation

AEFC             None            None         $43,722*      $1,090,018**

American
Express
Financial
Advisors      $5,916,606         None            None          None

*For further information see "Brokerage Commissions Paid to Brokers Affiliated with AEFC."
**Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by American Express Financial Advisors.
The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all PAGE 79 material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended Jan. 31, 1997, under the agreement, the Fund paid fees of $1,090,018.

Custodian

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

Total fees and expenses

The Fund paid total fees and nonadvisory expenses of $6,524,059 for the fiscal year ended Jan. 31, 1997.

ORGANIZATIONAL INFORMATION

IDS Market Advantage Series, Inc., of which IDS Blue Chip Advantage Fund is a part, is an open-end management investment company, as defined in the Investment Company Act of 1940. It was incorporated on Aug. 25, 1989 in Minnesota. The Fund headquarters are at 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268.

BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards. All shares have cumulative voting rights with respect to the election of board members.

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN

Former chairman and chief executive officer, General Mills, Inc.
Director, Merck & Co., Inc. and Darden Restaurants, Inc.

PAGE 80
Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, Union Pacific Resources and FPL Group, Inc.
(holding company for Florida Power and Light).

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

PAGE 81
Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term U.S. Congressman, U.S. Secretary of Defense and Presidential Counsellor. Director, Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

President and director, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson
Born in 1931
1202 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming.  Former
Assistant Republican Leader, U.S. Senate.  Director, PacifiCorp
(electric power).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

PAGE 82
John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of AEFC. Vice president - investments for the Fund.

PAGE 83
Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Director, senior vice president and chief financial officer of AEFC. Director and executive vice president and controller of IDS Life Insurance Company. Treasurer for the Fund.

Members of the board who are not officers of the Fund or AEFC receive an annual fee of $400 and the chair of the Contracts Committee receives an additional $90. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investments Review Committees is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of state $8. Expenses for attending meetings are reimbursed.

During the fiscal year ended Jan. 31, 1997, the members of the board, for attending up to 26 meetings, received the following compensation:

                                    Compensation Table
                                           Pension or       Estimated
                            Aggregate      Retirement       annual        Total cash
                            compensation   benefits         benefit       compensation
                            from the       accrued as       upon          from the IDS
Board member                Fund           Fund expenses*   retirement    MUTUAL FUND GROUP
H. Brewster Atwater, Jr.    $350           $  0             $  0          $27,100
  (part of year)
Lynne V. Cheney              802            271              125           83,200
Robert F. Froehlke           850            863               96           86,300
Heinz F. Hutter              823            355               60           83,800
Anne P. Jones                827            203              125           84,600
Donald M. Kendall            155              0               71           18,500
  (part of year)
Melvin R. Laird              796              0               90           82,600
Lewis W. Lehr                143              0               70           18,000
  (part of year)
Alan K. Simpson              137              0                0           10,800
  (part of year)
Edson W. Spencer             990              0               67           91,400
Wheelock Whitney             864            271              125           87,000
C. Angus Wurtele             844            423              124           85,800

*The Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996.

On Jan. 31, 1997, the Fund's board members and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Jan. 31, 1997, no board member or officer earned more than $60,000 from this Fund. All board members and officers as a group earned $10,401, including $2,386 of retirement plan benefits, from this Fund.

INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders for the fiscal year ended Jan. 31, 1997, were audited PAGE 84 by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest
Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report to shareholders for the fiscal year ended Jan. 31, 1997, pursuant to
Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus for IDS Blue Chip Advantage Fund dated April 1,
1997, is hereby incorporated in this SAI by reference.

PAGE 85
APPENDIX A

STOCK INDEX FUTURES CONTRACTS AND RELATED CALL OPTIONS

The Fund may buy stock index futures contracts (futures contracts), buy call options on futures contracts and buy call options on stock indexes.

STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if the Fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Fund will gain $500 x (154-150) or $2,000. If the Fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 148 on that future date, the Fund will lose $500 x (150-148) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures PAGE 86 transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to the market. For example, when the Fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the Fund would be required to make a variation margin payment to the broker equal to the decline in value.

How the Fund Would Use Stock Index Futures Contracts. The Fund intends to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits the Fund to gain rapid exposure to changes in the market. For example, the Fund may find itself with a high cash position because of new purchases of Fund shares. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed.

Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. The Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange. Although the Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily PAGE 87 cash payments of variation margin. Further, there is no guarantee the price of the securities will correlate with the price movements in the futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements.
Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period. In addition, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the Fund will suffer a loss of the premium paid.

OPTIONS ON STOCK INDEXES. Stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising an option, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a stock index futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. Trading in options on stock index futures contracts and stock indexes began only recently. The ability to PAGE 88 establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market.
The Fund will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to the Fund than using a futures contract, such as when there is no movement in the level of the stock index.

TAX TREATMENT. As permitted under federal income tax laws, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity, the fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or PAGE 89 received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 90
APPENDIX B

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing on a regular basis through changing market conditions, including times when the price of their shares falls or the market declines, to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

                  IDS MARKET ADVANTAGE SERIES, INC.

                 STATEMENT OF ADDITIONAL INFORMATION

                                FOR

                    IDS SMALL COMPANY INDEX FUND

                           April 1, 1997


       This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus, which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534

       This SAI is dated April 1, 1997, and it is to be used with the prospectus dated April 1, 1997 and the Annual Report for the fiscal period ended Jan. 31, 1997.

PAGE 92
                                     TABLE OF CONTENTS

                                                           Page

Goal and Investment Policies.......................See Prospectus

Additional Investment Policies..............................  3

Security Transactions.......................................  6

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation...................  8

Performance Information.....................................  9

Valuing Fund Shares......................................... 12

Investing in the Fund....................................... 13

Redeeming Shares............................................ 18

Pay-Out Plans............................................... 18

Taxes....................................................... 20

Agreements.................................................. 21

Organizational Information.................................. 24

Board Members and Officers.................................. 24

Compensation for Board Members.............................. 28

Independent Auditors........................................ 28

Financial Statements........................................ 29

Prospectus.................................................. 29

APPENDIX A: Options and Stock Index Futures Contracts....... 30

APPENDIX B: Dollar-Cost Averaging........................... 38

PAGE 93
ADDITIONAL INVESTMENT POLICIES

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies of the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, approved by shareholders, the Fund will not:

Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Purchase more than 10% of the outstanding voting securities of an issuer.

Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling financial instruments (such as options and futures contracts) or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PAGE 94
Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

Purchase securities of an issuer if the board members and officers of the Fund and of AEFC hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

Lend Fund securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless AEFC believes the opportunity for additional income outweighs the risks.

Unless changed by the board, the Fund will not:

Buy on margin or sell short, but it may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits are not deemed to be a pledge of assets.

Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

Invest more than 10% of its total assets in securities of investment companies.

Invest in a company to control or manage it.

Invest in exploration or development programs, such as oil, gas or mineral leases.

Invest more than 5% of its net assets in warrants.

PAGE 95
Invest more than 10% of its net assets in securities and other instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, nonnegotiable fixed-time deposits, over-the-counter options.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only, fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manger, under guidelines established by the board, will consider any relevant factors including frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investment in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's PAGE 96
Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a discussion of options and stock index futures contracts, see
Appendix A.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution, except when otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any Fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP and other accounts for which it acts as investment advisor.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates;

PAGE 97
purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain services such as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Fund that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All transactions, including the foregoing, shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

PAGE 98
Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other accounts advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another Fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. AEFC has assured the Fund it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Fund paid total brokerage commissions of $148,303 for the period from Aug. 19, 1996 to Jan. 31, 1997. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the fiscal period ended Jan. 31, 1997, the Fund held securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                     Value of Securities
                                     Owned at End of
Name of Issuer                       Fiscal Period

Alex Brown                           $564,450
IFG Network Securities Inc.           238,000
Legg Mason                            384,625
Piper Jaffrey                         146,288
Quick & Reilly                        413,863
Raymond James & Associates, Inc.      312,825

The portfolio turnover rate was 48% in the fiscal period ended Jan.
31, 1997.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH
AMERICAN EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as PAGE 99 favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings, Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC, and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid to brokers affiliated with AEFC for the most recent fiscal period.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return to be used by the Fund will be based on standardized methods of computing performance as required by the SEC. An explanation of these methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                    n
                              P(l+T)  = ERV

    where:    P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = ending redeemable value of a hypothetical $1,000
                  payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Standard & Poor's Small Capitalization Stock(Registered Trademark) Index total return

The Standard & Poor's Small Capitalization Stock Index ("S&P
SmallCap 600(Registered Trademark) Index") consists of 600 domestic stocks chosen for market size, liquidity (bid/asked spread, ownership, share turnover and number of no trade days) and industry

PAGE 100
group representation. It is a market value weighted index. The weighted average market capitalization as of November 30, 1995 is $684 million.

The S&P SmallCap 600 Index is valued at the end of every day using composite prices and available shares. Standard & Poor's
Corporation ("S&P") does not use an index divisor method for calculating the index. A geometric rate of return is calculated from the daily valuations.

To calculate the total return for the S&P SmallCap 600 Index for a given time period, add the indexed dividend to the closing Index value. Then, divide this number by the closing S&P SmallCap 600 Index value at the beginning of the time period. The indexed dividend is an index number that represents the dividend distribution of the companies in the Index. It is calculated by adding the total daily dividends (based on the ex-dividend date) for all of the stocks in the Index for a given time period, and then converting that sum to an indexed number by dividing it by the same Index Divisor that is used to calculate the actual S&P SmallCap 600 Index.

The general formula to calculate the indexed dividend is:

        Total Daily Dividends  = Indexed Dividend
        Latest Index Divisor

The Daily Indexed Dividend for the S&P SmallCap 600 Index on
December 5, 1994, can be calculated using the above formula and the appropriate index divisor -- 1990.5639.

             7.9928       = Indexed Dividend
           1900.5639

       Indexed Dividend   = 0.00421

S&P uses the ex-dividend date rather than the payment date to determine the total daily dividends for each day because the marketplace price adjustment for the dividend occurs on the ex-date. Treatment of special dividends, such as stock dividends and extraordinary dividends, paid by companies in the S&P SmallCap 600 Index is decided on a case-by-case basis.

The S&P SmallCap 600 Index total-return calculation assumes the reinvestment of dividends on a daily basis. Monthly, quarterly, and annual total-return numbers for the S&P SmallCap 600 Index are calculated by daily compounding of the reinvested dividends. The table below calculates the 1994 annual total return for the S&P SmallCap 600 Index by compounding the monthly total returns, which are based on compounded daily total returns. The year-to-date total-return index is also calculated assuming daily reinvestment of dividends; however, the base period is the last day of the prior year.

PAGE 101
The total return calculations for the S&P SmallCap 600 Index industry groups are calculated with dividends reinvested on a MONTHLY, not a daily basis. The quarterly and annual industry total return numbers are calculated by compounding the monthly total returns.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P SmallCap 600 Index to track general stock market performance. The S&P SmallCap 600 Index is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund shares or the timing of the issuance or sale of those shares or in the determination or calculation of the equation by which the shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund's shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO RESULTS TO BE OBTAINED BY THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                          ERV - P
                             P

where:   P   =   a hypothetical initial payment of $1,000
         ERV =   ending redeemable value of a hypothetical $1,000
                 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, BusinessWeek, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day.

On Feb. 3, 1997, the first business day following the end of the fiscal period, the computation looked like this:

             Net assets before              Shares outstanding          Net asset value
             Shareholder transactions       at end of previous day      of one share
Class A           $95,169,816   divided by      17,272,199   equals       $5.51
Class B            41,655,218                    7,573,676                 5.50
Class Y                 1,108                          201                 5.51

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

Securities included in the NASDAQ National Market System (NASDAQ) are valued at the last-quoted sales price in this market.

Securities included in NASDAQ for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ are valued at the mean of the closing bid and asked prices.

Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

PAGE 103
Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted.
The public offering price is the net asset value of one share plus a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000 made Feb. 3, 1997 is determined by dividing the net asset value of one share, $5.51, by 0.95 PAGE 104
(1.00-0.05 for a maximum 5% sales charge) to get the public offering price of $5.80. The sales charge is paid to American Express Financial Advisors by the person buying the shares.

       Class A - Calculation of the Sales Charge

       Sales charges are determined as follows:

                    Within each increment,
                      sales charge as a
                         percentage of:

                                Public                 Net
  Amount of Investment      Offering Price       Amount Invested

First          $ 50,000           5.0%                5.26%
Next             50,000           4.5                 4.71
Next            400,000           3.8                 3.95
Next            500,000           2.0                 2.04
$1,000,000 or more                0.0                 0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

PAGE 105
                    On total investment,
                      sales charge as a
                         percentage of:

                                          Public                 Net
  Amount of Investment               Offering Price       Amount Invested
                                               ranges from:

First           $  50,000                5.00%               5.26%
More than          50,000 to 100,000     5.00-4.50           5.26-4.71
More than         100,000 to 500,000     4.50-3.80           4.71-3.95
More than         500,000 to 999,999     3.80-2.00           3.95-2.04
$1,000,000 or more                       0.0                 0.00

The initial sales charge is waived for certain qualified plans that meet the requirements described in the prospectus. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge on certain redemptions will be waived if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans or hardship withdrawals. The deferred sales charge only applies to plans with less than $1 million in assets and fewer than 100 participants.

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your primary household group. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.
For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased trustees, board members, officers or employees of the Fund or AEFC or its subsidiaries and of deceased advisors.

PAGE 106
The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $30,000 in another IDS fund. If you invest $40,000 more in this Fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Finally, Individual Retirement Account (IRA) purchases, or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for shares purchased through that plan.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment. The adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charge previously paid to your account.

Systematic Investment Programs

After you make your initial investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

PAGE 107
How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix B.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into one fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange distributions from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

PAGE 108
REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

DURING AN EMERGENCY, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

The SEC, under the provisions of the Investment Company Act of 1940 (the 1940 Act) declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement PAGE 109 account, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if PAGE 110 you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES

If you buy shares in the Fund and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

Retirement Accounts

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a sale of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a non-qualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the fiscal period ended Jan. 31, 1997, 100% of the Fund's net investment income dividends qualified for the corporate deduction.

Capital gain distributions received by individual and corporate shareholders, if any, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

PAGE 111
The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

    Assets               Annual rate at
  (billions)             each asset level

First    $0.25              0.380%
Next      0.25              0.370
Next      0.25              0.360
Next      0.25              0.350
Over      1.0               0.340

On Jan. 31, 1997, the daily rate applied to the Fund's net assets was equal to 0.00% on an annual basis. Absent fee waivers, the management fee would be 0.38% for each class. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. The management fee is paid monthly.

Under the current Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; Fund office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities to the Fund; and expenses properly payable by the Fund, approved by the board.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administrative and accounting services. The fee is calculated as follows:

PAGE 112
 Assets                Annual rate at
(billions)             each asset level

First     $0.25             0.10%
Next       0.25             0.08
Next       0.25             0.06
Next       0.25             0.04
Over      $1                0.02

On Jan. 31, 1997, the daily rate applied to the Fund's net assets was equal to 0.10% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $30,667 for the fiscal period ended Jan. 31, 1997.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15 per year and for Class B is $16 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $80,156 for the fiscal period ended Jan. 31, 1997.

Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial Advisors daily. These charges amounted to $1,114,087 for the fiscal period ended Jan. 31, 1997. After paying commissions to personal financial advisors, and other expenses, the amount retained was -$255,297.

Additional information about commissions and compensation for the fiscal period ended Jan. 31, 1997, is contained in the following table:

PAGE 113

(1)           (2)             (3)             (4)           (5)
              Net             Compensation
Name of       Underwriting    on Redemption
Principal     Discounts and   and             Brokerage     Other
Underwriter   Commissions     Repurchases     Commissions   Compensation

AEFC             None            None          None         $62,572*

American
Express
Financial
Advisors      $1,114,087         None            None          None

*Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Plan and Agreement of Distribution

For Class B shares, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by American Express Financial Advisors.
The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who PAGE 114 are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No interested person of the Fund, and no board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement.
For the fiscal period ended Jan. 31, 1997, under the agreement, the Fund paid fees of $62,572.

Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the Custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodians out-of-pocket expenses.

Total Fees and Expenses

The Fund paid total fees and nonadvisory expenses of $367,418 for the fiscal period ended Jan. 31, 1997.

ORGANIZATIONAL INFORMATION

IDS Market Advantage Series, Inc., of which IDS Small Company Index Fund is a part, is an open-end management investment company, as defined in the Investment Company Act of 1940. It was incorporated on Aug. 25, 1989 in Minnesota. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members. They serve 15 Master Trust Portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards). All shares have cumulative voting rights with respect to the election of board members.

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, Mn

Former chairman and chief executive officer, General Mills, Inc.
Director, Merck & Co., Inc. and Darden Restaurants, Inc.

PAGE 115
Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow, AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, Union Pacific Resources and FPL Group Inc.
(holding company for Florida Power and Light).

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 5724
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.
PAGE 116
Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term U.S. Congressman, U.S. Secretary of Defense and Presidential Counsellor. Director, Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

President and director, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson
Born in 1931
1201 Sunshine Avenue
Cody, WY

Former three-term United States senator for Wyoming 1978-1996.
Former assistant Republican Leader, U.S. Senate.  Director,
PacifiCorp (electric power).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

PAGE 117
Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934
Valspar Corporation
Suite 1700
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-- to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and/or employees of AEFC.

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of AEFC. Vice president-investments for the Fund.

PAGE 118
Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Director, senior vice president and chief financial officer of AEFC. Director, executive vice president and controller of IDS
Life Insurance Company.  Treasurer for the Fund.

Members of the board who are not officers of the Fund or AEFC receive an annual fee of $800 and the chair of the Contracts Committee receives an additional $90. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committees is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $8. Expenses for attending meetings are reimbursed. The Fund pays no fees or expenses to board members until the assets of the Fund reach $20 million.

During the fiscal period ended Jan. 31, 1997, the members of the board, for attending up to 26 meetings, received the following compensation:

                                                  Compensation Table

                                              Pension or
                              Aggregate       Retirement        Estimated     Total cash
                              compensation    benefits          annual        compensation
                              from the        accrued as        benefit upon  from the IDS
Board Member                  Fund            Fund expenses*    retirement    MUTUAL FUND GROUP
H. Brewster Atwater, Jr.      $275            $0                $0            $27,100
(part of year)
Lynne V. Cheney                377             0                 0             83,200
Robert F. Froehlke             458             0                 0             86,300
Heinz F. Hutter                408             0                 0             83,800
Anne. P. Jones                 402             0                 0             84,600
Melvin R. Laird                343             0                 0             82,600
Alan K. Simpson                109             0                 0             10,800
(part of year)
Edson W. Spencer               433             0                 0             91,400
Wheelock Whitney               458             0                 0             87,000
C. Angus Wurtele               458             0                 0             85,800

On Jan. 31, 1997, the Fund's board members and officers as a group owned less than 1% of the outstanding shares. During the fiscal period ended Jan. 31, 1997, no board member or officer earned more than $60,000 from this Fund. All board members and officers as a group earned $4,184, including $ - 0 - of retirement plan benefits, from this Fund.

INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders for the fiscal period ended Jan. 31, 1997, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.
PAGE 119
FINANCIAL STATEMENTS

The Independent Auditor's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report to shareholders for the fiscal period ended Jan. 31, 1997, pursuant to
Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus for IDS Small Company Index Fund, dated April 1,
1997, is hereby incorporated in this SAI by reference.

PAGE 120
APPENDIX A

OPTIONS AND STOCK INDEX FUTURES CONTRACTS

The Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options may benefit the Fund and its shareholders by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

PAGE 121
Buying Options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For recordkeeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Fund for investment purposes. Options permit the Fund to experience the change in the value of a security with a relatively small initial cash investment.

The risk the Fund assumes when it buys an option is the loss of the premium. To be beneficial to the fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Fund will write covered options when it feels it is appropriate and will follow these guidelines:

All options written by the Fund will be covered. For covered call options if a decision is made to sell the security, the Fund will attempt to terminate the option contract through a closing purchase transaction.

The Fund will deal only in standard option contracts traded on national securities exchanges or those that may be quoted on NASDAQ (a system of price quotations developed by the National Association of Securities Dealers, Inc.).

The Fund will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options.

PAGE 122
Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding call options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

Stock Index Futures Contracts. Stock index futures contracts are commodity contracts listed on commodity exchanges. They currently include contracts on the Standard & Poor's 500 Stock Index ("S&P 500 Index") and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange.
The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the PAGE 123 actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if the Fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Fund will gain $500 x (154-150) or $2,000. If the Fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Fund will lose ($500 x (152-150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short position in the contract more or less valuable, a process known as marking to market. For example, when the Fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the Fund would be required to make a variation margin payment to the broker equal to the decline in value.

How the Fund would use stock index futures contracts. The Fund intends to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits the Fund to gain rapid exposure to or protect itself from changes in the market. For example, the Fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning PAGE 124 stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

The Fund may enter into contracts with respect to any stock index or sub-index. To hedge the Fund's portfolio successfully, however, the Fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of the fund's portfolio securities.

Special risks of transactions in stock index futures contracts.

1. Liquidity. The Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge opposition held by the Fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade. Although the Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities subject to the hedge. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

2. Hedging risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are PAGE 125 subject to initial margin and variation margin requirements.
Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions.

Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.

Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. If this occurred, the Fund could lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the investment manager believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements it believes will have a significant correlation with movements in the value of the fund's portfolio securities sought to be hedged. It also is possible that if the Fund has hedged against a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions.
In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on stock index futures contracts. Options on stock index futures contracts are similar to options on stock except that options on futures contracts given the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the Fund will suffer a loss of the premium paid.

PAGE 126
Options on stock indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

Special risks of transactions in options on stock index futures contracts and options on stock indexes. As with options on stocks, the holder of an option on a futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The Fund will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to the Fund than using a futures contract, such as when there is no movement in the level of the stock index.

Tax Treatment. As permitted under federal income tax laws, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a nonequity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

PAGE 127
The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 128
APPENDIX B

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging
___________________________________________________________________
Regular          Market Price             Shares
Investment       of a Share               Acquired
 $100             $ 6.00                    16.7
  100               4.00                    25.0
  100               4.00                    25.0
  100               6.00                    16.7
  100               5.00                    20.0
 $500                  $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
Average price you paid for each share:
$4.84 ($500 divided by 103.4).

Independent auditors' report

The board and shareholders
IDS Market Advantage Series, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Blue Chip Advantage Fund (a series of IDS Market Advantage Series, Inc.) as of January 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the six-year period ended January 31, 1997, and for the period from March 5, 1990 (commencement of operations) to January 31, 1991. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Blue Chip Advantage Fund at January 31, 1997, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
March 7, 1997

                              Financial statements
                       Statement of assets and liabilities
                                    IDS Blue Chip Advantage Fund
                                    Jan. 31, 1997

                                    Assets

Investments in securities, at value (Note 1)
   (identified cost $995,278,440)                                $1,103,963,967
Cash in bank on demand deposit                                          801,403
Dividends receivable                                                    736,304
Receivable for investment securities sold                            19,048,095
                                                                 --------------

Total assets                                                     $1,124,549,769
                                                                 --------------

                                    Liabilities

Payable for investment securities purchased                          58,163,221
Accrued investment management services fee                               11,437
Accrued distribution fee                                                  6,044
Accrued service fee                                                       4,646
Accrued transfer agency fee                                               4,269
Accrued administrative services fee                                         915
Other accrued expenses                                                  298,339
                                                                 --------------

Total liabilities                                                    58,488,871
                                                                 --------------
Net assets applicable to outstanding capital stock               $1,066,060,898
                                                                 --------------

                             Represented by

Capital stock -- $.01 par value                                  $    1,190,064
Additional paid-in-capital                                          900,930,226
Undistributed net investment income                                     244,455
Accumulated net realized gain (Note 1)                               54,589,726
Unrealized appreciation (Note 4)                                    109,106,427
                                                                 --------------

Total -- representing net assets applicable to
   outstanding capital stock                                     $1,066,060,898
                                                                 ==============
Net assets applicable to outstanding shares:     Class A         $  687,120,460
                                                 Class B         $  302,197,157
                                                 Class Y         $   76,743,281
Net asset value per share of outstanding capital stock:
                                  Class A shares   76,593,852    $         8.97
                                  Class B shares   33,861,678    $         8.92
                                  Class Y shares    8,550,871    $         8.97

See accompanying notes to financial statements.

                                    Statement of operations
                                    IDS Blue Chip Advantage Fund
                                    Year ended Jan. 31, 1997

                                Investment income
Income:
Dividends (net of foreign taxes withheld of $19,073)               $ 10,922,935
Interest                                                              1,786,272
                                                                    -----------

Total income                                                         12,709,207
                                                                    -----------
Expenses (Note 2):
Investment management services fee                                    2,565,671
Distribution fee -- Class B                                           1,090,018
Transfer agency fee                                                     985,327
Incremental transfer agency fee -- Class B                               19,017
Service fee
   Class A                                                              746,083
   Class B                                                              253,645
Administrative services fees and expenses                               217,983
Compensation of board members                                             7,409
Compensation of officers                                                  2,992
Custodian fees                                                           84,264
Postage                                                                  92,277
Registration fees                                                       374,545
Reports to shareholders                                                  69,801
Audit fees                                                               20,000
Administrative                                                            2,598
Other                                                                     4,042
                                                                    -----------

Total expenses                                                        6,535,672
   Earnings credits on cash balances (Note 2)                           (11,613)
                                                                    -----------
Total net expenses                                                    6,524,059
                                                                    -----------
Investment income -- net                                              6,185,148
                                                                    -----------

                       Realized and unrealized gain -- net

Net realized gain on security transactions                           73,312,234
Net realized gain on financial futures contracts                      4,528,357
                                                                      ---------
Net realized gain on investments                                     77,840,591
Net change in unrealized appreciation or depreciation                67,091,179
                                                                     ----------
Net gain on investments                                             144,931,770
                                                                    -----------
Net increase in net assets resulting from operations               $151,116,918
                                                                   ============

See accompanying notes to financial statements.

                             Financial statements
                             Statements of changes in net assets
                             IDS Blue Chip Advantage Fund
                             Year ended Jan. 31,

                             Operations and distributions    1997          1996

Investment income -- net                            $   6,185,148   $ 3,476,327
Net realized gain on investments                       77,840,591    30,488,353
Net change in unrealized appreciation or depreciation  67,091,179    37,904,430
                                                       ----------    ----------

Net increase in net assets resulting from operations  151,116,918    71,869,110
                                                      -----------    ----------

Distributions to shareholders from:
   Net investment income
     Class A                                           (4,932,940)   (2,821,594)
     Class B                                             (792,370)     (161,630)
     Class Y                                             (499,317)     (367,124)
   Net realized gain
     Class A                                          (23,865,453)  (15,200,366)
     Class B                                          (10,006,369)   (2,259,559)
     Class Y                                           (1,978,241)   (1,716,563)
                                                       -----------   -----------

Total distributions                                   (42,074,690)  (22,526,836)
                                                      ------------  ------------

                             Capital share transactions (Note 5)

Proceeds from sales
   Class A shares (Note 2)                            512,364,398    89,141,849
   Class B shares                                     235,221,663    39,708,806
   Class Y shares                                      52,505,648    28,323,434
Reinvestment of distributions at net asset value
   Class A shares                                      27,946,936    17,839,828
   Class B shares                                      10,736,585     2,399,949
   Class Y shares                                       2,477,558     2,083,688
Payments for redemptions
   Class A shares                                    (175,913,305)  (53,709,365)
   Class B shares (Note 2)                            (11,636,869)   (2,952,873)
   Class Y shares                                     (13,337,249)   (6,906,030)
                                                     ------------   -----------

Increase in net assets from capital share
   transactions                                       640,365,365   115,929,286
                                                      -----------   -----------

Total increase in net assets                          749,407,593   165,271,560

Net assets at beginning of year                       316,653,305   151,381,745
                                                      -----------   -----------

Net assets at end of year                          $1,066,060,898  $316,653,305
                                                   --------------  ------------
   (including undistributed net investment income of $244,455 and $283,934)

See accompanying notes to financial statements.

                   Notes to financial statements
                   IDS Blue Chip Advantage Fund

--------------------------------------------------------
1. Summary of significant accounting policies

IDS Blue Chip Advantage Fund (a series of IDS Market Advantage Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests in common stocks that are included in a broad market index. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy stock index futures contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.
-------------------------------------------------------------------
2. Expenses and sales charges

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's daily net assets in reducing percentages from 0.44% to 0.34% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.
Additional  administrative  services  paid  by the  Fund  are  office  expenses, consultant's fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $5,826,892 for Class A and $89,714 for Class B for the year ended Jan. 31, 1997. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended Jan. 31, 1997, the Fund's custodian and transfer agency fees were reduced by $11,613 as a result of earnings credits from overnight cash balances.

Prior to April 30, 1996, the Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996. The retirement plan expense amounted to $2,386 for the period.


--------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,294,932,753 and $749,464,627, respectively, for the year ended Jan. 31, 1997. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid
to brokers affiliated with AEFC were $43,722 for the year
ended Jan. 31, 1997.
--------------------------------------------------------
4. Financial futures contracts

Investments in securities at Jan. 31, 1997, included securities valued at $12,454,750 that were pledged as collateral to cover initial margin deposits on 169 purchase contracts. The market value of the open contracts at Jan. 31, 1997 was $66,543,750 with a net unrealized gain of $420,900.


-------------------------------------------------------
5. Capital share transactions

Transactions in shares of capital stock for the years indicated are as follows:

                                   Year ended Jan. 31, 1997

                            Class A           Class B          Class Y
-----------------------------------------------------------------------

Sold                     61,579,642        28,522,302        6,248,025
Issued for reinvested     3,258,916         1,251,589          289,362
   distributions
Redeemed                (20,740,321)       (1,387,337)      (1,611,043)
------------------------------------------------------------------------
Net increase             44,098,237        28,386,554        4,926,344
------------------------------------------------------------------------


                                   Year ended Jan. 31, 1996

                            Class A          Class B*         Class Y*
-----------------------------------------------------------------------

Sold                     12,676,537         5,554,078        4,313,563
Issued for reinvested     2,461,505           329,917          287,679
   distributions
Redeemed                 (7,993,183)         (408,871)        (976,715)
------------------------------------------------------------------------
Net increase              7,144,859         5,475,124        3,624,527
------------------------------------------------------------------------

*Inception date was March 20, 1995.
-------------------------------------------------------------------------

6. Financial highlights

"Financial highlights" showing per share data and selected information is presented on pages 7 and 8 of the prospectus.


Investments in securities


IDS Blue Chip Advantage Fund                                                           (Percentages represent value of
Jan. 31, 1997                                                                          investments compared to net assets)

--------------------------------------------------------------------------------------------------------------


Common stocks (93.2%)
Issuer                                                            Shares                            Value (a)

--------------------------------------------------------------------------------------------------------------
Aerospace & defense (2.5%)
AlliedSignal                                                       2,400                           $  168,600
Boeing                                                            29,472                            3,157,188
General Dynamics                                                  20,300                            1,433,687
Lockheed Martin                                                      200                               18,400
McDonnell Douglas                                                  3,400                              228,650
Raytheon                                                         360,300                           16,528,763
Rockwell Intl                                                     82,300                            5,411,225

                                                                                       -----------------------
Total                                                                                              26,946,513

--------------------------------------------------------------------------------------------------------------
Airlines (0.9%)
AMR                                                              116,400 (b)                        9,370,200

--------------------------------------------------------------------------------------------------------------
Automotive & related (3.5%)
Chrysler                                                         389,800                           13,594,275
Ford Motor                                                       188,100                            6,042,712
General Motors                                                   294,700                           17,387,300

                                                                                       -----------------------
Total                                                                                              37,024,287

--------------------------------------------------------------------------------------------------------------
Banks and savings & loans (9.0%)
Bank of Boston                                                   234,400                           16,701,000
Barnett Banks                                                    103,900                            4,571,600
Citicorp                                                         111,900                           13,022,362
First Union                                                      107,000                            8,947,875
Great Western Financial                                          115,400                            3,649,525
KeyCorp                                                           77,400                            4,053,825
Mellon Bank                                                       68,200                            5,089,425
NationsBank                                                      322,000                           34,776,000
Norwest                                                          117,700                            5,605,463

                                                                                       -----------------------
Total                                                                                              96,417,075

--------------------------------------------------------------------------------------------------------------
Beverages & tobacco (5.2%)
Anheuser-Busch                                                   404,200                           17,178,500
Coca-Cola                                                        662,000                           38,313,250

                                                                                       -----------------------
Total                                                                                              55,491,750

--------------------------------------------------------------------------------------------------------------
Building materials & construction (1.6%)
Georgia-Pacific                                                   26,300                            1,936,337
Sherwin-Williams                                                   9,400                              521,700
Temple-Inland                                                     12,600                              696,150
Tyco Intl                                                        189,300                           10,813,763
Weyerhaeuser                                                      60,000                            2,730,000

                                                                                       -----------------------
Total                                                                                              16,697,950

--------------------------------------------------------------------------------------------------------------
Chemicals (0.4%)
Engelhard                                                            700                               13,912
Monsanto                                                         101,900                            3,859,463
Praxair                                                            3,900                              180,862

                                                                                       -----------------------
Total                                                                                               4,054,237

--------------------------------------------------------------------------------------------------------------
Communications equipment & services (--%)
Andrew                                                             1,900 (b)                          109,131
Tellabs                                                            2,200 (b)                           90,612

                                                                                       -----------------------
Total                                                                                                 199,743

--------------------------------------------------------------------------------------------------------------
Computers & office equipment (9.0%)
Cisco Systems                                                     98,500 (b)                        6,870,375
Compaq Computer                                                   46,000 (b)                        3,996,250
Computer Associates Intl                                         156,975                            7,122,741
Dell Computer                                                     17,400 (b)                        1,150,575
First Data                                                       361,700                           13,021,200
Hewlett-Packard                                                  192,700                           10,140,837
Ikon Office Solutions                                            203,000                            8,957,375
Microsoft                                                        188,300 (b)                       19,206,600
Oracle                                                           259,550 (b)                       10,090,006
Seagate Technology                                                24,400 (b)                        1,256,600
Silicon Graphics                                                 207,000 (b)                        5,666,625
3Com                                                             120,200 (b)                        8,068,425

                                                                                       -----------------------
Total                                                                                              95,547,609

--------------------------------------------------------------------------------------------------------------
Electronics (0.3%)
AMP                                                               70,000                            2,852,500
Natl Semiconductor                                                 3,300 (b)                           91,575

                                                                                       -----------------------
Total                                                                                               2,944,075

--------------------------------------------------------------------------------------------------------------
Energy (1.4%)
Unocal                                                           350,000                           14,743,750

--------------------------------------------------------------------------------------------------------------
Energy equipment & services (0.1%)
Fluor                                                             11,800                              839,275

--------------------------------------------------------------------------------------------------------------
Financial services (1.8%)
Dean Witter                                                       64,300                            2,451,438
Federal Home Loan Mtge                                           337,400                           10,206,350
Travelers Group                                                  129,633                            6,789,528

                                                                                       -----------------------
Total                                                                                              19,447,316

--------------------------------------------------------------------------------------------------------------
Food (2.0%)
CPC Intl                                                         161,200                           12,392,250
Quaker Oats                                                      227,500                            8,730,312

                                                                                       -----------------------
Total                                                                                              21,122,562

--------------------------------------------------------------------------------------------------------------
Health care (13.0%)
Abbott Laboratories                                                  400                               21,750
ALZA                                                             136,000 (b)                        3,927,000
American Home Products                                           357,000                           22,624,875
Amgen                                                            109,600 (b)                        6,178,700
Baxter Intl                                                      258,500                           11,923,312
Boston Scientific                                                 97,700 (b)                        6,668,025
Bristol-Myers Squibb                                              38,200                            4,851,400
Guidant                                                           54,800                            3,055,100
Johnson & Johnson                                                482,100 (d)                       27,781,012
Lilly (Eli)                                                       37,300                            3,249,763
Medtronic                                                        142,100                            9,733,850
Merck                                                            136,100                           12,351,075
Pfizer                                                            70,800                            6,575,550
Pharmacia & Upjohn                                                21,500                              800,875
Schering-Plough                                                  253,100                           19,140,688

                                                                                       -----------------------
Total                                                                                             138,882,975

--------------------------------------------------------------------------------------------------------------
Health care services (2.2%)
Service Corp Intl                                                472,200                           13,693,800
Tenet Healthcare                                                 192,300 (b)                        5,192,100
United Healthcare                                                104,700                            5,104,125

                                                                                       -----------------------
Total                                                                                              23,990,025

--------------------------------------------------------------------------------------------------------------
Household products (2.3%)
Colgate-Palmolive                                                 54,000                            5,224,500
Gillette                                                          91,500                            7,457,250
Procter & Gamble                                                 106,900                           12,346,950

                                                                                       -----------------------
Total                                                                                              25,028,700

--------------------------------------------------------------------------------------------------------------
Industrial equipment & services (2.6%)
Caterpillar                                                        1,100                               85,387
Deere & Co                                                       280,000                           11,970,000
Illinois Tool Works                                              192,200                           15,688,325

                                                                                       -----------------------
Total                                                                                              27,743,712

--------------------------------------------------------------------------------------------------------------
Industrial transportation (0.4%)
Union Pacific                                                     69,400                            4,164,000

--------------------------------------------------------------------------------------------------------------
Insurance (1.4%)
AON                                                               56,100                            3,625,463
UNUM                                                             147,400                           11,147,125

                                                                                       -----------------------
Total                                                                                              14,772,588

--------------------------------------------------------------------------------------------------------------
Media (0.7%)
Gannett                                                            1,200                               91,950
Time Warner                                                      184,800                            7,114,800

                                                                                       -----------------------
Total                                                                                               7,206,750

--------------------------------------------------------------------------------------------------------------
Metals (2.0%)
Aluminum Co of America                                           255,500                           17,629,500
Freeport-McMoRan Copper & Gold                                   110,100                            3,165,375
Phelps Dodge                                                      11,200                              782,600

                                                                                       -----------------------
Total                                                                                              21,577,475

--------------------------------------------------------------------------------------------------------------
Multi-industry conglomerates (7.1%)
Emerson Electric                                                 247,600                           24,450,500
General Electric                                                 287,500 (d)                       29,612,500
General Signal                                                   217,600                            9,846,400
Honeywell                                                         32,400                            2,336,850
Minnesota Mining & Mfg                                            82,100                            6,999,025
Westinghouse Electric                                            114,000                            2,094,750

                                                                                       -----------------------
Total                                                                                              75,340,025

--------------------------------------------------------------------------------------------------------------
Paper & packaging (2.1%)
Champion Int1                                                      9,200                              385,250
Crown Cork & Seal                                                244,500                           14,058,750
Intl Paper                                                        72,800                            2,975,700
James River                                                       24,700                              793,488
Kimberly-Clark                                                    47,300                            4,611,750
Union Camp                                                           400                               18,950

                                                                                       -----------------------
Total                                                                                              22,843,888

--------------------------------------------------------------------------------------------------------------
Restaurants & lodging (0.6%)
Hilton Hotels                                                    218,500                            6,227,250

--------------------------------------------------------------------------------------------------------------
Retail (6.1%)
American Stores                                                  250,800                           10,533,600
AutoZone                                                          70,200 (b)                        1,518,075
CUC Intl                                                         228,200                            5,647,950
Federated Dept Stores                                            208,700 (b)                        6,861,012
Kroger                                                           184,700 (b)                        8,819,425
Lowe's                                                           134,100                            4,442,063
Rite Aid                                                         232,700                            9,308,000
Wal Mart Stores                                                  763,600                           18,135,500

                                                                                       -----------------------
Total                                                                                              65,265,625

--------------------------------------------------------------------------------------------------------------
Textiles & apparel (0.2%)
NIKE Cl B                                                         12,700                              862,013
VF                                                                13,800                              917,700

                                                                                       -----------------------
Total                                                                                               1,779,713

--------------------------------------------------------------------------------------------------------------
Utilities -- electric (2.8%)
Baltimore Gas & Electric                                         273,200                            7,513,000
Central & South West                                             182,000                            4,595,500
Consolidated Edison                                              324,900                           10,071,900
Edison Intl                                                      200,000                            4,275,000
FPL Group                                                          6,500                              287,625
General Public Utilities                                          17,500                              586,250
Houston Industries                                               127,400                            2,882,425

                                                                                       -----------------------
Total                                                                                              30,211,700

--------------------------------------------------------------------------------------------------------------
Utilities -- telephone (7.2%)
AirTouch Communications                                          840,400 (b)                       21,745,350
Ameritech                                                        113,200                            6,763,700
AT&T                                                             232,200                            9,142,875
BellSouth                                                        223,000                            9,895,625
GTE                                                              223,400                           10,499,800
MCI Communications                                               462,800                           16,255,850
WorldCom                                                         114,500 (b)                        2,876,813

                                                                                       -----------------------
Total                                                                                              77,180,013

--------------------------------------------------------------------------------------------------------------
Foreign (4.8%)(c)
Barrick Gold                                                      15,500                              416,563
Northern Telecom                                                 176,300                           12,980,088
Royal Dutch Petroleum ADR                                        215,800                           37,441,300

                                                                                       -----------------------
Total                                                                                              50,837,951

--------------------------------------------------------------------------------------------------------------
Total common stocks
(Cost: $885,213,205)                                                                             $993,898,732

--------------------------------------------------------------------------------------------------------------
Short-term securities (10.3%)

Issuer                       Annualized                           Amount                            Value (a)
                               yield on                       payable at
                                date of                         maturity
                               purchase
--------------------------------------------------------------------------------------------------------------
U.S. government agency (0.2%)
Federal Home Loan Mtge Corp Disc Notes
  02-19-97                            5.24%                  $ 2,540,000                        $   2,533,358

--------------------------------------------------------------------------------------------------------------
Commercial paper (9.2%)
Becton Dickinson
  02-06-97                            5.33                     8,700,000                            8,693,560
Bell Atlantic
  02-06-97                            5.31                     5,311,000                            5,307,091
BellSouth
  02-04-97                            5.45                     6,800,000                            6,796,912
Ciesco LP
  03-04-97                            5.32                     1,900,000                            1,891,345
Commerzbank U.S. Finance
  02-10-97                            5.31                     4,800,000                            4,793,640
Exxon Asset Management
  02-04-97                            5.36                    12,600,000 (e)                       12,594,372
Fleet Funding
  03-13-97                            5.35                     5,607,000 (e)                        5,573,856
Ford Motor Credit
  02-03-97                            5.24                    15,000,000                           14,995,633
Gateway Fuel
  02-11-97                            5.32                     4,143,000                            4,136,901
Novartis Finance
  02-04-97                            5.45                     7,700,000                            7,696,503
  02-14-97                            5.32                     5,000,000                            4,990,430
  03-04-97                            5.32                     5,300,000 (e)                        5,275,811
Siemens
  02-05-97                            5.35                     3,500,000                            3,497,927
UBS Finance
  02-03-97                            5.30                    10,000,000                            9,997,055
  02-13-97                            5.34                     1,900,000                            1,896,631

                                                                                       -----------------------
Total                                                                                              98,137,667

--------------------------------------------------------------------------------------------------------------
Letter of Credit (0.9%)
Bank of America
  Formosa
  02-06-97                            5.35                     1,400,000                            1,398,966
Federal Home Loan Bank
  02-05-97                            5.35                     8,000,000                            7,995,244

                                                                                       -----------------------
Total                                                                                               9,394,210

--------------------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $110,065,235)                                                                            $ 110,065,235

--------------------------------------------------------------------------------------------------------------
Total investment in securities
(Cost: $995,278,440)(f)                                                                        $1,103,963,967

--------------------------------------------------------------------------------------------------------------

Notes to investments in securities


(a)  Securities  are valued by  procedures  described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) Security is partially  pledged as initial  margin  deposit on the  following open  stock  index  futures  purchase  contracts  (see  Note 4 to the  financial statements):
Type of security                                              Contracts
-------------------------------------------------------------------------
Standard & Poor's 500 Stock Index, March 1997                 169


(e) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Jan. 31, 1997, the cost of securities for federal income tax purposes was $995,357,312 and the aggregate gross unrealized appreciation and depreciation

Unrealized appreciation                              $115,545,137
Unrealized depreciation                                (6,938,482)
------------------------------------------------------------------

Net unrealized appreciation                          $108,606,655
------------------------------------------------------------------

Independent auditors' report

The board and shareholders
IDS Market Advantage Series, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Small Company Index Fund (a series of IDS Market Advantage Series, Inc.) as of January 31, 1997, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from August 19, 1996, (commencement of operations), to January 31, 1997. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Small Company Index Fund at January 31, 1997, and the results of its operations, changes in its net assets, and financial highlights for the period stated in the first paragraph above, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP
Minneapolis, Minnesota
March 7, 1997

Financial statements
Statement of assets and liabilities
IDS Small Company Index Fund
Jan. 31, 1997

                                            Assets

Investments in securities, at value (Note 1)
   (identified cost $134,736,802)                                 $140,388,703
Cash in bank on demand deposit                                       1,506,707
Dividends and accrued interest receivable                               62,750
Receivable for investment securities sold                              300,165
Expense receivable from AEFC                                             3,258
Organizational cost                                                        116
                                                                   -----------

Total assets                                                      $142,261,699

                                            Liabilities

Payable for investment securities purchased                          3,472,546
Payable upon return of securities loaned (Note 4)                    1,850,100
Accrued investment management services fee                               1,385
Accrued distribution fee                                                   827
Accrued service fee                                                        638
Accrued transfer agency fee                                                954
Accrued administrative services fee                                        364
Other accrued expenses                                                  81,241
                                                                   -----------

Total liabilities                                                    5,408,055
                                                                   -----------

Net assets applicable to outstanding capital stock                $136,853,644
                                                                  ------------

                                 Represented by

Capital stock -- of $.01 par value (Note 1)                       $    248,461
Additional paid-in capital                                         130,719,480
Accumulated net realized gain (Note 1)                                 233,802
Unrealized appreciation of investments                               5,651,901
                                                                   -----------

Total -- representing net assets applicable to
outstanding capital stock                                         $136,853,644

Net assets applicable to outstanding shares: Class A             $  95,195,615
                                             Class B             $  41,656,922
                                             Class Y             $       1,107
Net asset value per share of
outstanding capital stock:            Class A shares 17,272,199  $        5.51
                                      Class B shares  7,573,676  $        5.50
                                      Class Y shares        201  $        5.51

See accompanying notes to financial statements.

Statement of operations
IDS Small Company Index Fund
For the period from Aug. 19, 1996
(commencement of operations) to Jan. 31, 1997

                                    Investment income
Income:
Dividends                                                           $   660,882
Interest                                                                105,274
                                                                  -------------
Total income                                                            766,156
                                                                  -------------

Expenses (Note 2):
Investment management services fee                                      116,534
Distribution fee -- Class B                                              62,572
Transfer agency fee                                                      78,395
Incremental transfer agency fee -- Class B                                1,761
Service fee
   Class A                                                               39,027
   Class B                                                               14,600
Administrative services fees and expenses                                30,667
Compensation of board members                                             4,085
Compensation of officers                                                     99
Custodian fees                                                           59,544
Postage                                                                  14,086
Registration fees                                                       114,893
Reports to shareholders                                                   4,268
Audit fees                                                                7,504
Administrative                                                              451
Other                                                                       129
                                                                   ------------
Total expenses                                                          548,615
Expenses voluntarily reimbursed by AEFC (Note 2)                       (177,854)
                                                                   ------------
                                                                        370,761
Earnings credits on cash balances (Note 2)                               (3,343)
                                                                   ------------
Total net expenses                                                      367,418
                                                                   ------------
Investment income -- net                                                398,738
                                                                   ------------

                      Realized and unrealized gain -- net

Net realized gain on security transactions (Note 3)                     204,831
Net realized gain on option contracts written (Note 6)                  112,742
                                                                    -----------
Net realized gain on investments                                        317,573
Net change in unrealized appreciation or depreciation                 5,651,901
                                                                    -----------
Net gain on investments                                               5,969,474
                                                                    -----------
Net increase in net assets resulting from operations               $  6,368,212
                                                                    -----------
See accompanying notes to financial statements.

Financial statements
Statements of changes in net assets
IDS Small Company Index Fund
For the period from Aug. 19, 1996
(commencement of operations) to Jan. 31, 1997

                               Operations and distributions
Investment income -- net                                        $       398,738
Net realized gain on investments                                        317,573
Net change in unrealized appreciation or depreciation                 5,651,901
                                                                    -----------

Net increase in net assets resulting from operations                  6,368,212
                                                                    -----------

Distributions to shareholders from:
   Net investment income
     Class A                                                           (320,723)
     Class B                                                            (95,990)
     Class Y                                                                 (5)
   Net realized gain
     Class A                                                            (58,220)
     Class B                                                            (24,313)
                                                                    -----------

Total distributions                                                    (499,251)
                                                                    -----------

                       Capital share transactions (Note 5)

Proceeds from sales
   Class A shares (Note 2)                                           93,847,466
   Class B shares                                                    40,421,294
   Class Y shares                                                           816
Reinvestment of distributions at net asset value
   Class A shares                                                       356,913
   Class B shares                                                       119,807
   Class Y shares                                                             5
Payments for redemptions
   Class A shares                                                    (3,320,576)
   Class B shares (Note 2)                                             (444,042)
                                                                    -----------

Increase in net assets from capital share transactions              130,981,683
                                                                    -----------
Total increase in net assets                                        136,850,644
Net assets at beginning of period (Note 1)                                3,000
                                                                    -----------
Net assets at end of period                                        $136,853,644
                                                                    -----------

See accompanying notes to financial statements.

Notes to financial statements
IDS Small Company Index Fund

--------------------------------------------------------------------------------
1. Summary of significant accounting policies

IDS Small Company Index Fund (a series of IDS Market Advantage Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Aug. 16, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund which represented 200 shares for Class A, Class B and Class Y, respectively. Operations commenced on Aug. 19, 1996.

The Fund invests primarily in common stocks of small capitalization companies that are expected to provide investment results that correspond to the performance of the S & P SmallCap Index. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and write options traded on any U.S. or foreign exchange. Where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net income has been increased by $17,980 and accumulated net realized gain has been decreased by $1,238 resulting in a net reclassification adjustment to decrease additional paid-in capital by $16,742.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

At Jan. 31, 1997, AEFC owned 201 shares of Class Y.

--------------------------------------------------------------------------------
2. Expenses and sales charges

The Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually.
Additional  administrative  services  paid  by the  Fund  are  office  expenses, consultant's fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,112,501 for Class A and $1,586 for Class B for the period ended Jan. 31, 1997. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

AEFC has agreed to waive certain fees and to absorb certain other of the Funds' expenses until July 31, 1997. Under this agreement, the Fund's total expenses will not exceed 1.00% for Class A, 1.76% for Class B and 0.82% for Class Y of the Fund's average daily net assets.

During the period ended Jan. 31, 1997, the Fund's custodian and transfer agency fees were reduced by $3,343 as a result of earnings credits from overnight cash balances.
--------------------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $163,417,712 and $34,592,476, respectively, for the period ended Jan. 31, 1997. Realized gains and losses are determined on an identified cost basis.
--------------------------------------------------------------------------------
4.  Lending of portfolio securities

At Jan. 31, 1997, securities valued at $1,904,738 were on loan to brokers.
For collateral, the Fund received $1,850,100 in cash. Income from securities lending amounted to $8,395 for the period ended Jan. 31, 1997. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.
--------------------------------------------------------------------------------
5. Capital share transactions

Transactions in shares of capital stock for the period indicated is as follows:

                                                    Period ended Jan. 31, 1997*

                                   Class A        Class B       Class Y
-----------------------------------------------------------------------

Sold                            17,818,761      7,633,710            --
Issued for reinvested               66,231         22,199             1
   distributions
Redeemed                          (612,993)       (82,433)           --
------------------------------------------------------------------------
Net increase                    17,271,999      7,573,476             1
------------------------------------------------------------------------
* Inception date was Aug. 19, 1996

--------------------------------------------------------------------------------
6.  Option contracts written

The number of contracts and premium amounts associated with option contracts written (see Summary of significant accounting policies) is as follows:

                                     Period ended Jan. 31, 1997*
                            ------------------------- -----------
                                                Puts
--------------------------- ---------------- --------------------
                                  Contracts              Premium
--------------------------- ---------------- --------------------
Balance Aug. 19, 1996                    --                   --
Opened                                  689             $136,928
Closed                                  (87)             (36,713)
Expired                                (602)            (100,215)

--------------------------- ---------------- --------------------
Balance Jan. 31, 1997                    --            $      --
--------------------------- ---------------- --------------------

*Inception date was Aug. 19, 1996.

--------------------------------------------------------------------------------
7. Financial highlights

"Financial highlights" showing per share data and selected information is presented on page 7 of the prospectus.



Investments in securities


IDS Small Company Index Fund                                                (Percentages represent value of
Jan. 31, 1997                                                               investments compared to net assets)

--------------------------------------------------------------------------------------------------


Common stocks (98.4%)

--------------------------------------------------------------------------------------------------

Issuer                                              Shares                              Value (a)

--------------------------------------------------------------------------------------------------
Aerospace & defense (0.8%)
AAR                                                  7,200                             $  187,200
Alliant Techsystems                                  5,900 (b)                            285,412
BE Aerospace                                         9,500 (b)                            252,344
Kaman Cl A                                           8,500                                110,500
Logicon                                              6,600                                228,525

                                                                            ----------------------
Total                                                                                   1,063,981

--------------------------------------------------------------------------------------------------
Airlines (0.7%)
Air Express Intl                                    10,700                                339,056
Comair Holdings                                     21,200                                431,950
Mesa Airlines                                       13,100 (b)                             86,788
SkyWest                                              4,700                                 61,100

                                                                            ----------------------
Total                                                                                     918,894

--------------------------------------------------------------------------------------------------
Automotive & related (2.1%)
A.O. Smith                                           8,900                                297,037
Breed Technologies                                  14,900                                322,212
Custom Chrome                                        2,300 (b)                             44,275
Discount Auto Parts                                  7,800 (b)                            146,250
Gentex                                              15,800 (b)                            316,000
Intermet                                            10,200                                156,825
Myers Inds                                           7,900                                126,400
O'Reilly Automotive                                  5,000 (b)                            165,000
Simpson Inds                                         8,100                                 85,050
Spartan Motors                                       5,900                                 44,988
SPS Technologies                                     2,800 (b)                            179,200
SPX                                                  6,500                                264,062
Standard Motor Products                              6,100                                 85,400
Standard Products                                    7,900                                176,763
TBC                                                 11,000 (b)                             82,500
Titan Wheel Intl                                    12,400                                153,450
Walbro                                               3,800                                 68,875
Winnebago Inds                                      11,400                                 82,650
Wynn's Intl                                          6,450                                130,613

                                                                            ----------------------
Total                                                                                   2,927,550

--------------------------------------------------------------------------------------------------
Banks and savings & loans (10.0%)
Astoria Financial                                   10,200                                397,800
CCB Financial                                        6,900                                448,500
Centura Banks                                       11,300                                463,300
Charter One Financial                               20,195                                911,299
Coast Savings Financial                              8,800 (b)                            364,100
Collective Bancorp                                   9,700                                333,438
Commercial Federal                                   9,950                                324,619
Cullen/Frost Bankers                                10,700                                373,831
Deposit Guaranty                                    17,500                                549,063
Downey Financial                                    11,600                                245,050
First Commercial                                    13,425                                501,759
First Financial                                     16,675                                421,044
First Michigan Bank                                 12,400                                361,150
FirstBank Puerto Rico                                6,900                                182,850
FirstMerit                                          14,800                                551,300
JSB Financial                                        4,100                                150,675
Keystone Financial                                  16,650                                466,200
Liberty Bancorp                                      4,100                                210,125
Magna Group                                         13,200                                391,050
Mark Twain Bancshares                                7,700                                387,887
ONBANCorp                                            5,900                                219,775
Provident Bancorp                                   18,350                                688,125
RCSB Financial                                       6,400                                187,200
Riggs Natl                                          14,400                                266,400
Roosevelt Financial                                 18,800                                404,200
Sovereign Bancorp                                   20,600                                288,400
St. Paul Bancorp                                    10,250                                246,000
TCF Financial                                       16,400                                694,950
U.S. Trust                                           4,500                                380,250
Union Planters                                      29,400                              1,209,075
Whitney Holding                                      7,700                                271,425
Zions Bancorp                                        6,600                                762,300

                                                                            ----------------------
Total                                                                                  13,653,140

--------------------------------------------------------------------------------------------------
Beverages & tobacco (0.4%)
Coca-Cola                                            4,200                                190,050
DIMON                                               18,300                                434,625

                                                                            ----------------------
Total                                                                                     624,675

--------------------------------------------------------------------------------------------------
Building materials & construction (3.4%)
Apogee Enterprises                                   6,100                                230,275
BMC West                                             5,300 (b)                             66,913
Butler Manufacturing                                 3,600                                134,550
Champion Enterprises                                22,100 (b)                            430,950
Continental Homes Holding                            3,200                                 68,800
Fibreboard                                           4,000 (b)                            138,500
Hughes Supply                                        5,100                                176,588
Insituform Technologies Cl A                        12,400 (b)                             77,500
Insteel Inds                                         3,900                                 35,100
Juno Lighting                                        6,800                                104,550
Lone Star Inds                                       5,000                                181,250
MDC Holdings                                         7,800                                 64,350
Medusa                                               7,600                                281,200
Morrison Knudsen                                    24,000 (b)                            234,000
Oakwood Homes                                       20,000                                410,000
PLY GEM Inds                                         6,500                                 96,687
Republic Group                                       4,900                                 84,525
Ryland Group                                         6,900                                 89,700
Skyline                                              4,400                                102,850
Southern Energy Homes                                7,400 (b)                             96,200
Standard-Pacific                                    13,800                                106,950
Stone & Webster                                      6,000                                204,000
Texas Inds                                           5,600                                309,400
TJ Intl                                              8,200                                151,700
Toll Brothers                                       15,800 (b)                            286,375
Tredegar Inds                                        5,800                                228,375
U.S. Home                                            5,400 (b)                            138,375
Universal Forest Products                            7,900                                115,537

                                                                            ----------------------
Total                                                                                   4,645,200

--------------------------------------------------------------------------------------------------
Chemicals (1.8%)
Air & Water Technologies Cl A                       14,800 (b)                             94,350
Cambrex                                              5,200                                187,850
Chemed                                               4,600                                163,875
ChemFirst                                            9,700 (b)                            223,100
Dames & Moore                                       10,400                                143,000
Geon                                                11,300                                211,875
Hauser                                               5,000 (b)                             35,000
Ionics                                               7,200 (b)                            360,900
Lilly Inds Cl A                                     10,500                                208,688
OHM                                                 12,500 (b)                            112,500
OM Group                                             8,700                                256,650
Omega Environmental                                 20,300 (b)                             26,644
Penwest Ltd.                                         3,100                                 59,675
Quaker Chemical                                      3,700                                 60,587
Tetra Technologies                                   6,000 (b)                            169,500
WD-40                                                3,400                                175,525

                                                                            ----------------------
Total                                                                                   2,489,719

--------------------------------------------------------------------------------------------------
Communications equipment & services (2.1%)
Allen Group                                         12,400 (b)                            303,800
Aspect Telecommunications                           21,400 (b)                            663,400
BBN                                                  9,400 (b)                            224,425
BroadBand Technologies                               6,300 (b)                             88,200
C-COR Electronics                                    4,300 (b)                             61,275
California Microwave                                 7,500 (b)                            124,688
Centigram Communications                             2,900 (b)                             38,788
Compression Labs                                     7,800 (b)                             27,787
Digi Intl                                            6,300 (b)                             52,762
Digital Microwave                                    7,400 (b)                            260,850
InterVoice                                           7,700 (b)                             96,250
Network Equipment Technologies                       9,600 (b)                            199,200
Oak Inds                                             8,800 (b)                            192,500
PictureTel                                          16,000 (b)                            296,000
Symmetricom                                          7,300 (b)                            131,400
TCSI                                                10,000 (b)                             70,000

                                                                            ----------------------
Total                                                                                   2,831,325

--------------------------------------------------------------------------------------------------
Computers & office equipment (9.6%)
Acxiom                                              24,300 (b)                            428,287
ADAC Laboratories                                    8,300                                206,463
American Management Systems                         18,400 (b)                            402,500
Amtech                                               7,200 (b)                             48,600
Auspex Systems                                      10,800 (b)                            128,250
Banyan Systems                                       7,700 (b)                             34,169
BISYS Group                                         11,400 (b)                            394,725
BMC Inds                                            12,700                                415,925
Boole & Babbage                                      7,900 (b)                            201,450
Broderbund Software                                  9,800 (b)                            302,575
Cognex                                              18,600 (b)                            355,725
Comverse Technology                                 10,300 (b)                            463,500
Control Data Systems                                 6,500 (b)                            110,500
Envoy                                                6,900 (b)                            234,600
Fair Isaac                                           5,500                                222,062
FileNet                                              6,900 (b)                            131,963
Henry (Jack)  & Associates                           5,400                                194,063
Hyperion Software                                    8,000 (b)                            190,000
Intermagnetics General                               5,900 (b)                             70,800
Keane                                               14,900 (b)                            463,763
Komag                                               22,600 (b)                            663,875
Kronos                                               3,700 (b)                            122,100
MicroAge                                             6,700 (b)                             98,825
Microcom                                             7,100 (b)                             94,075
Natl Computer Systems                                7,200                                175,950
Natl Data                                           12,300                                504,300
Network General                                     20,100 (b)                            567,825
New England Business Services                        6,000                                124,500
Norand                                               3,600 (b)                            119,137
Platinum Software                                    8,600 (b)                            102,125
PLATINUM Technology                                 25,100 (b)                            420,425
Primark                                             12,700 (b)                            355,600
Progress Software                                    5,900 (b)                            101,775
Read-Rite                                           21,700 (b)                            716,100
Sanmina                                              7,900 (b)                            470,050
SCI Systems                                         13,600 (b)                            792,200
Sterling Software                                   17,200 (b)                            496,650
SunGard Data Systems                                18,000 (b)                            711,000
System Software                                     20,200                                202,000
Tech Data                                           19,500 (b)                            497,250
Telxon                                               7,600                                119,700
Viewlogic Systems                                    7,700 (b)                            104,912
Wall Data                                            4,400 (b)                             83,600
Xircom                                               8,800 (b)                            237,600
Zebra Technologies Cl A                             10,800 (b)                            286,200

                                                                            ----------------------
Total                                                                                  13,167,694

--------------------------------------------------------------------------------------------------
Electronics (7.3%)
Anixter Intl                                        22,300 (b)                            348,438
Bell Inds                                            3,500 (b)                             79,188
Benchmark Electronics                                2,700 (b)                             84,375
Chips & Technologies                                 9,600 (b)                            130,800
Core Inds                                            4,900                                 82,075
Cyrix                                                8,600 (b)                            221,450
Dallas Semiconductor                                12,300                                324,413
Dionex                                               5,700 (b)                            230,850
Dynatech                                             8,000 (b)                            288,000
Figgie Intl Cl A                                     8,700 (b)                            107,663
Fluke (John) Mfg                                     4,000                                191,500
Gerber Scientific                                   10,800                                153,900
Harmon Inds                                          2,600                                 46,800
Integrated Circuit Systems                           5,200 (b)                             79,300
International Rectifier                             23,800 (b)                            377,825
Itron                                                6,200 (b)                            144,150
Kent Electronics                                    11,900 (b)                            388,238
Kuhlman                                              6,500                                115,375
Lattice Semiconductor                               10,600 (b)                            549,875
Marshall Inds                                        8,100 (b)                            249,075
Methode Electronics Cl A                            15,800                                351,550
Microchip Technology                                24,250 (b)                            924,531
Novellus Systems                                     7,300 (b)                            578,525
Pacific Scientific                                   5,500                                 74,937
Park Electrochemical                                 5,300                                136,475
Photronics                                           5,700 (b)                            216,600
Pioneer Standard Electronics                        10,200                                155,550
Plexus                                               2,500 (b)                             79,375
S3                                                  22,400 (b)                            375,200
Standard Microsystems                                6,900 (b)                             62,962
Tencor Instruments                                  13,800 (b)                            562,350
Three-Five Systems                                   4,000 (b)                             60,500
Trimble Navigation                                  10,400 (b)                            139,100
Tseng Laboratories                                   8,700 (b)                             38,062
Vicor                                               19,300                                330,512
Vitesse Semiconductor                               10,600 (b)                            581,675
VLSI Technology                                     21,600 (b)                            356,400
Watkins-Johnson                                      3,800                                101,650
Wyle Electronics                                     5,500                                226,875
X-Rite                                               9,600                                161,400
Zilog                                                9,400 (b)                            238,525

                                                                            ----------------------
Total                                                                                   9,946,044

--------------------------------------------------------------------------------------------------
Energy (3.5%)
Atmos Energy                                         7,400                                168,350
Barrett Resources                                   14,300 (b)                            552,337
Benton Oil & Gas                                    12,300 (b)                            239,850
Cabot Oil & Gas Cl A                                10,300                                187,975
Cross Timbers Oil                                    7,400                                223,850
Devon Energy                                        14,900                                527,087
HS Resources                                         7,900 (b)                            136,275
KCS Energy                                           6,800                                264,350
Newfield Exploration                                15,600 (b)                            413,400
Pogo Producing                                      15,400                                648,725
Snyder Oil                                          14,400                                252,000
St. Mary Land & Exploration                          4,000                                117,000
UNC                                                  8,100 (b)                             90,113
United Meridian                                     16,200 (b)                            599,400
Vintage Petroleum                                   11,100                                370,463
Wiser Oil                                            3,700                                 77,237

                                                                            ----------------------
Total                                                                                   4,868,412

--------------------------------------------------------------------------------------------------
Energy equipment & services (2.9%)
Box Energy Cl B                                      8,800 (b)                             74,800
Camco Intl                                          11,000                                526,625
Daniel Inds                                          8,000                                115,000
Input/Output                                        20,300 (b)                            482,125
Mesa                                                30,500 (b)                            160,125
Noble Drilling                                      55,200 (b)                          1,207,500
Oceaneering Intl                                    10,800 (b)                            184,950
Plains Resources                                     7,700 (b)                            127,050
Pool Energy Services                                 8,900 (b)                            153,525
Pride Petroleum Services                            13,000 (b)                            294,125
Production Operators                                 4,700                                227,950
Seitel                                               4,700 (b)                            161,562
Tuboscope Vetco Intl                                18,500 (b)                            271,719

                                                                            ----------------------
Total                                                                                   3,987,056

--------------------------------------------------------------------------------------------------
Financial services (2.9%)
Alex Brown                                          10,650                                564,450
AMRESCO                                             12,900                                320,887
Bertucci's                                           4,100 (b)                             21,269
Bowne & Co                                           8,100                                216,675
CMAC Investment                                     10,300                                357,925
Eaton Vance                                          4,700                                211,500
Insurance Auto Auctions                              5,100 (b)                             49,725
Inter-Regional Financial Group                       5,600                                238,000
Legg Mason                                           8,500                                384,625
Natl Auto Credit                                    13,500 (b)                            146,812
North American Mtge                                  6,200                                121,675
Pioneer Group                                       11,200                                261,100
Piper Jaffray                                        8,300                                146,288
Quick & Reilly Group                                11,300                                413,863
Raymond James Financial                              9,700                                312,825
SEI Investments                                      8,400                                168,131

                                                                            ----------------------
Total                                                                                   3,935,750

--------------------------------------------------------------------------------------------------
Food (2.1%)
Chiquita Brands Intl                                24,700                                361,238
DEKALB Genetics Cl B                                 7,600                                483,550
Earthgrains                                          4,700                                219,138
GoodMark Foods                                       3,600                                 66,600
Interstate Bakeries                                 17,300                                767,687
J&J Snack Foods                                      3,900 (b)                             50,700
Mycogen                                             13,600 (b)                            346,800
Nash-Finch                                           3,800                                 79,800
Rykoff-Sexton                                       12,100                                195,112
Smithfield Foods                                     8,500 (b)                            295,375

                                                                            ----------------------
Total                                                                                   2,866,000

--------------------------------------------------------------------------------------------------
Furniture & appliances (1.3%)
Bassett Furniture Inds                               6,200                                140,275
Ethan Allen Interiors                                6,900                                302,738
Fedders                                             18,800                                117,500
Interface                                           10,000                                195,625
La-Z-Boy                                             8,600                                268,750
Levitz Furniture                                    14,600 (b)                             43,800
Mohawk Inds                                         16,200 (b)                            417,150
Rival (The)                                          4,500                                103,500
Royal Appliance Manufacturing                       11,300 (b)                             79,100
Thomas Inds                                          4,900                                107,187

                                                                            ----------------------
Total                                                                                   1,775,625

--------------------------------------------------------------------------------------------------
Health care (6.8%)
Advanced Tissue Sciences                            17,800 (b)                            242,525
Alliance Pharmaceutical                             13,800 (b)                            174,225
ALPHARMA Cl A                                       10,200                                133,875
Ballard Medical Products                            13,100                                255,450
Calgene                                             31,600 (b)                            232,063
Cellpro                                              6,700 (b)                             72,025
Cephalon                                            11,100 (b)                            287,906
Circon                                               6,300 (b)                             96,863
Coherent                                             4,400                                212,300
Collagen                                             4,100                                 87,125
COR Therapeutics                                     9,300 (b)                            126,713
Cygnus                                               8,500 (b)                            127,500
Enzo Biochem                                        10,945 (b)                            187,433
Fisher Scientific Intl                               8,700                                381,713
IDEXX Laboratories                                  17,700 (b)                            592,950
ImmuLogic Pharmaceutical                             9,100 (b)                             49,481
Immune Response                                      8,900 (b)                             73,981
Invacare                                            13,700                                369,900
Liposome                                            17,400 (b)                            398,025
MedImmune                                           10,400 (b)                            165,100
Mentor                                              11,200                                316,400
Molecular Biosystems                                 7,900 (b)                             98,750
North American Vaccine                              14,900 (b,d)                          365,050
Noven Pharmaceuticals                                8,900 (b)                            121,263
PerSeptive Biosystems                                9,900 (b)                             64,350
Pharmaceutical Marketing Services                    5,300 (b)                             52,338
Pharmaceutical Resources                             8,900 (b)                             36,713
Protein Design Labs                                  7,300 (b)                            255,500
Regeneron Pharmaceuticals                           12,000 (b)                            117,000
ReSound                                              9,200 (b)                             59,800
Respironics                                          8,500 (b)                            161,500
Roberts Pharmaceutical                               9,100 (d)                            129,675
Safeskin                                            11,800 (b)                            283,200
SciClone Pharmaceuticals                             8,500 (b)                             71,187
SEQUUS Pharmaceuticals                              13,300 (b)                            177,887
SpaceLabs Medical                                    4,500 (b)                             95,625
STERIS                                              15,500 (b)                            463,062
Summit Technology                                   14,300 (b)                            101,887
Sunrise Medical                                      8,300 (b)                            128,650
Sybron Intl                                         21,200 (b)                            654,550
Syncor Intl                                          4,300 (b)                             54,825
Tecnol Medical Products                              8,900 (b)                            145,737
TheraTech                                            9,000 (b)                            121,500
US Bioscience                                       10,600 (b)                            153,700
Vertex Pharmaceuticals                               9,900 (b)                            485,100
VISX                                                 7,200 (b)                            154,800
Vital Signs                                          6,100                                144,112
Zoll Medical                                         3,000 (b)                             30,000

                                                                            ----------------------
Total                                                                                   9,311,314

--------------------------------------------------------------------------------------------------
Health care services (4.6%)
Cerner                                              15,000 (b)                            228,750
Coventry                                            15,700 (b)                            125,600
Express Scripts Cl A                                 7,500 (b)                            255,000
Genesis Health Ventures                             14,200                                443,750
GranCare                                            11,100 (b)                            219,225
Integrated Health Services                          10,800 (d)                            287,550
Lincare Holdings                                    13,400 (b)                            506,687
Living Centers of America                            9,300 (b)                            269,700
Magellan Health Services                            12,700 (b)                            317,500
Mariner Health Group                                13,200 (b)                            128,700
Omnicare                                            35,600                                983,450
Owens & Minor                                       14,800                                151,700
Patterson Dental                                     9,000 (b)                            262,125
PhyCor                                              24,800 (b)                            871,100
Sierra Health Services                               7,800 (b)                            213,525
Universal Health Services Cl B                      14,900 (b)                            432,100
Vivra                                               18,900 (b)                            576,450

                                                                            ----------------------
Total                                                                                   6,272,912

--------------------------------------------------------------------------------------------------
Household products (1.4%)
Nature's Sunshine Products                           9,000                                159,750
Paragon                                              5,500 (b)                            129,250
Premark Intl                                        29,600                                680,800
Scotts Cl A                                          8,600 (b)                            179,525
Sola Intl                                           11,400 (b)                            420,375
USA Detergents                                       6,500 (b,d)                          237,250
Valence Technology                                  10,200 (b)                             63,112

                                                                            ----------------------
Total                                                                                   1,870,062

--------------------------------------------------------------------------------------------------
Industrial equipment & services (4.1%)
AGCO                                                26,600                                784,700
Allwaste                                            17,300 (b)                             92,987
Arctic Cat                                          14,000                                146,125
Astec Inds                                           4,400 (b)                             39,600
BW/IP Holding                                       10,800                                182,250
Clarcor                                              7,000                                174,125
Dravo                                                7,100 (b)                             91,412
Flow Intl                                            6,900 (b)                             63,825
G & K Services Cl A                                  9,600                                307,200
Global Industrial Technologies                      10,400 (b)                            189,800
Greenfield Inds                                      7,300                                197,100
IMO Inds                                             8,200 (b)                             29,725
KEMET                                               18,000 (b)                            427,500
Kysor Industrial                                     2,700                                 99,900
Lindsay Manufacturing                                3,000                                154,125
LSB Inds                                             6,100                                 32,025
Lydall                                               7,700 (b)                            179,988
Manitowoc                                            5,500                                196,625
O'Sullivan                                           7,600                                 76,000
Regal Beloit                                         9,600                                182,400
Rollins Environmental Services                      26,500 (b)                             76,188
Roper Inds                                           7,000                                285,250
Toro                                                 5,300                                186,162
U. S. Filter                                        30,200 (b,d)                        1,158,925
Wolverines Tube                                      6,300 (b)                            240,188

                                                                            ----------------------
Total                                                                                   5,594,125

--------------------------------------------------------------------------------------------------
Industrial transportation (2.0%)
American Freightways                                14,200 (b)                            189,925
Arkansas Best                                        9,200 (b)                             43,700
Expeditors Intl of Washington                       10,800                                233,550
Fritz                                               15,600 (b)                            202,800
Frozen Food Express Inds                             6,800                                 62,900
Heartland Express                                   13,400 (b)                            334,163
Landstar System                                      5,800 (b)                            137,750
M.S. Carriers                                        5,400 (b)                             86,400
Offshore Logistics                                   9,300 (b)                            199,950
RailTex                                              4,300 (b)                             95,675
Rollins Truck Leasing                               20,500                                253,687
USFreightways                                       10,700                                271,513
Wabash Natl                                          8,500                                153,000
Werner Enterprises                                  16,700                                300,600
Yellow                                              12,500 (b)                            214,062

                                                                            ----------------------
Total                                                                                   2,779,675

--------------------------------------------------------------------------------------------------
Insurance (3.6%)
ALLIED Group                                         9,000                                285,750
American Bankers Insurance Group                     9,300                                516,150
Capital Re                                           7,500                                330,000
Compdent                                             4,800 (b)                            146,400
Enhance Financial Services Group                     7,900                                290,325
Fidelity Natl Financial                              6,470                                 85,728
First American Financial                             5,100                                212,925
Fremont General                                     12,200                                366,000
Frontier Insurance Group                             6,400                                252,800
Gallagher (Arthur J)                                 7,100                                213,887
Hilb, Rogal & Hamilton                               6,100                                 82,350
Integon                                              7,400                                102,675
Life Re                                              6,200                                269,700
Orion Capital                                        6,400                                403,200
Protective Life                                     13,700                                542,863
Selective Insurance Group                            6,400                                262,400
Trenwick Group                                       3,000                                150,000
Washington Natl                                      5,500                                156,750
Zenith Natl                                          8,150                                218,012

                                                                            ----------------------
Total                                                                                   4,887,915

--------------------------------------------------------------------------------------------------
Leisure time & entertainment (1.5%)
Aztar                                               21,300 (b)                            170,400
Bell Sports                                          6,300 (b)                             36,225
Carmike Cinemas Cl A                                 4,900 (b)                            116,375
Casino Magic                                        16,300 (b)                             37,694
Galoob Toys                                          7,700 (b)                            134,750
Grand Casinos                                       19,800 (b)                            227,700
Hollywood Park                                       8,200 (b)                            104,550
Huffy                                                6,300                                 89,775
K2                                                   7,600                                214,700
Mail Boxes Etc.                                      5,200 (b)                             98,150
Outboard Marine                                      9,200                                152,950
Players Intl                                        13,700 (b)                             77,919
RDM Sports Group                                    23,400 (b)                             32,175
Showboat                                             7,700                                168,437
Thor Inds                                            3,900                                 97,012
WMS Inds                                            10,800 (b)                            256,500

                                                                            ----------------------
Total                                                                                   2,015,312

--------------------------------------------------------------------------------------------------
Media (1.8%)
ADVO                                                10,800 (b)                            140,400
Catalina Marketing                                   8,800 (b)                            490,600
GC Companies                                         3,700 (b)                            135,513
Intl Family Entertainment Cl B                      21,300 (b)                            378,075
Merrill                                              3,800                                 92,625
NTN Communications                                  10,500 (b)                             45,937
Plenum Publishing                                    1,800                                 61,650
Regal Cinemas                                       14,350 (b)                            383,863
Thomas Nelson                                        7,200                                 99,900
True North Communications                           10,600                                231,875
Valassis Communications                             19,200 (b)                            352,800

                                                                            ----------------------
Total                                                                                   2,413,238

--------------------------------------------------------------------------------------------------
Metals (2.3%)
Acme Metals                                          5,300 (b)                             95,400
Amcast Industrial                                    3,800                                 89,300
AMCOL Intl                                           8,600                                153,725
Birmingham Steel                                    13,300                                264,337
Castle (A.M.)                                        6,700                                138,187
Coeur d'Alene Mines                                 10,300 (b)                            157,075
Commercial Metals                                    6,700                                195,138
Commonwealth Aluminum                                4,500                                 85,500
Getchell Gold                                       12,100 (b)                            438,625
Handy & Harman                                       5,700                                 91,912
Hecla Mining                                        24,200 (b)                            139,150
IMCO Recycling                                       5,300                                 78,838
Material Sciences                                    7,200 (b)                            137,700
Mueller Inds                                         8,100 (b)                            339,187
Northwestern Steel and Wire                         11,100 (b)                             43,013
Pittston Burlington Group                            9,900                                199,238
Quanex                                               6,500                                172,250
Steel Technologies                                   5,500                                 60,500
Stillwater Mining                                    9,400 (b)                            166,850
WHX                                                 12,200 (b)                            105,225

                                                                            ----------------------
Total                                                                                   3,151,150

--------------------------------------------------------------------------------------------------
Miscellaneous (0.9%)
ABM Inds                                             8,600                                162,325
Aquarion                                             3,100                                 86,800
BancTec                                              9,500 (b)                            184,063
Consumers Water                                      3,700                                 67,062
Kinder Care Learning Centers                         8,800 (b)                            163,900
Mississippi Chemical                                13,305                                334,288
Philadelphia Suburban                                8,700                                178,350
Southern California Water                            3,500                                 78,750

                                                                            ----------------------
Total                                                                                   1,255,538

--------------------------------------------------------------------------------------------------
Multi-industry conglomerates (3.3%)
Baldor Electric                                     12,300                                315,188
CDI                                                  8,900 (b)                            273,675
Corrections Corporation of America                  33,600 (b)                          1,050,000
Cross (A.T.) Cl A                                    7,800                                 93,600
Cyrk Intl                                            4,900 (b)                             57,575
DeVRY                                               14,200 (b)                            372,750
Franklin Quest                                       9,700 (b)                            198,850
Griffon                                             13,700 (b)                            191,800
Interim Services                                     9,300 (b)                            337,125
NFO Research                                         4,600 (b)                            106,950
Norrell                                             11,200                                312,200
Paxar                                               12,550 (b)                            225,900
Rexel                                               11,900 (b)                            194,862
Standex Intl                                         6,100                                170,800
Triarc Cl A                                         14,000 (b)                            183,750
Valmont Inds                                         6,100                                240,950
Whittaker                                            5,300 (b)                             62,275
Zero                                                 5,500                                121,688

                                                                            ----------------------
Total                                                                                   4,509,938

--------------------------------------------------------------------------------------------------
Paper & packaging (0.8%)
AptarGroup                                           8,500                                284,750
Caraustar Inds                                      11,800                                371,700
Mosinee Paper                                        4,800                                177,600
Pope & Talbot                                        6,200                                 96,875
Shorewood Packaging                                  8,400 (b)                            152,250

                                                                            ----------------------
Total                                                                                   1,083,175

--------------------------------------------------------------------------------------------------
Restaurants & lodging (2.0%)
Applebee's Intl                                     14,700                                396,900
Au Bon Pain Cl A                                     5,500 (b)                             42,625
Cheesecake Factory                                   5,300 (b)                            114,613
CKE Restaurants                                     15,400                                321,475
Foodmaker                                           18,200 (b)                            175,175
IHOP                                                 4,100 (b)                            100,962
Luby's Cafeterias                                   11,300                                230,238
Marcus                                               9,300                                195,300
Prime Hospitality                                   18,200 (b)                            311,675
Ruby Tuesday                                         8,000                                143,000
Ryan's Family Steak Houses                          24,200 (b)                            187,550
Shoney's                                            23,100 (b)                            173,250
Showbiz Pizza Time                                   7,600 (b)                            145,350
Sonic                                                6,200 (b)                            126,325
Taco Cabana Cl A                                     7,400 (b)                             40,700
TCBY Enterprises                                    12,100                                 51,425

                                                                            ----------------------
Total                                                                                   2,756,563

--------------------------------------------------------------------------------------------------
Retail (5.3%)
Arbor Drugs                                         18,200                                348,075
Baker (J)                                            6,600                                 45,375
Bombay                                              17,300 (b)                             80,012
Books-A-Million                                      8,300 (b)                             48,762
Carson Pirie Scott                                   7,200 (b)                            192,600
Casey's General Stores                              12,300                                216,788
Cash America Intl                                   10,900                                 95,375
Cato Cl A                                           13,500                                 54,000
CompUSA                                             40,300 (b)                            826,150
Damark Intl Cl A                                     3,800 (b)                             38,000
Designs                                              7,400 (b)                             44,400
Dress Barn                                          10,200 (b)                            163,200
Eagle Hardware & Garden                             13,200                                252,450
Fabri-Centers of America Cl A                        7,800 (b)                            124,800
Filene's Basement                                    9,500 (b)                             52,844
Gottschalks                                          5,000 (b)                             25,625
Hechinger Cl A                                      18,900 (b)                             38,391
Jan Bell Marketing                                  12,200 (b)                             26,688
Justin Inds                                          8,400                                 91,350
Lechters                                             8,200 (b)                             32,287
Lillian Vernon                                       4,100                                 53,300
Michaels Stores                                     10,800 (b)                            141,750
Nashua                                               3,100 (b)                             38,750
NBTY                                                 8,600 (b)                            184,900
Payless Cashways                                    18,300 (b)                             38,888
Phillips-Van Heusen                                 12,800                                172,800
Pier 1 Imports                                      20,000                                370,000
Proffitts                                           10,300 (b)                            373,375
Regis                                               10,800                                186,300
Richfood Holdings                                   22,300                                473,875
Ross Stores                                         11,300                                463,300
Russ Berrie                                         10,200                                205,275
Shopko Stores                                       15,100                                239,712
Smith's Food & Drug Cl B                             7,400                                203,500
Sports & Recreation                                  9,100 (b)                             58,013
Stein Mart                                          10,500 (b)                            211,312
Sturm Ruger                                         12,700                                241,300
Swiss Army Brands                                    3,400 (b)                             43,350
The Sports Authority                                14,800 (b)                            259,000
Venture Stores                                       8,700 (b)                             21,750
Whole Foods Market                                   9,000 (b)                            163,125
Williams-Sonoma                                     12,000 (b)                            379,500

                                                                            ----------------------
Total                                                                                   7,320,247

--------------------------------------------------------------------------------------------------
Textiles & apparel (2.3%)
Angelica                                             4,400                                 84,150
Ashworth                                             5,800 (b)                             36,975
Authentic Fitness                                   10,600                                127,200
Brown Group                                          7,900                                130,350
Cone Mills                                          12,600 (b)                            100,800
Delta Woodside Inds                                 11,600 (b)                             84,100
Dixie Yarns                                          5,100 (b)                             35,700
Fieldcrest Cannon                                    4,200 (b)                             68,775
Galey & Lord                                         4,600 (b)                             83,950
Guilford Mills                                       6,800                                196,350
Haggar                                               3,700                                 56,425
Hartmarx                                            15,600 (b)                             91,650
Johnston Inds                                        4,800                                 38,400
K-Swiss Cl A                                         2,800                                 29,050
Kellwood                                             9,400                                209,150
Nautica Enterprises                                 18,100 (b)                            425,350
Oshkosh B'Gosh Cl A                                  5,600                                 77,000
Oxford Inds                                          3,700                                 95,738
Pillowtex                                            5,000                                 90,000
St. John Knits                                       7,700                                350,350
Timberland Cl A                                      5,100 (b)                            226,312
Tultex                                              13,700 (b)                             95,900
Wolverine World Wide                                12,900                                398,288

                                                                            ----------------------
Total                                                                                   3,131,963

--------------------------------------------------------------------------------------------------
Utilities -- electric (1.6%)
Bangor Hydro-Electric                                2,900                                 26,825
Central Hudson Gas & Electric                        7,800                                244,725
Central Vermont Public Service                       5,400                                 66,150
CILCORP                                              5,900                                227,150
Commonwealth Energy System                           9,700                                236,437
Eastern Utilities Assn                               9,600                                181,200
Green Mountain Power                                 2,300                                 56,063
Interstate Power                                     4,500                                132,750
Orange & Rockland Utilities                          5,800                                211,700
Sierra Pacific Resources                            14,400                                408,600
TNP Enterprises                                      6,300                                173,250
United Illuminating                                  6,600                                194,700

                                                                            ----------------------
Total                                                                                   2,159,550

--------------------------------------------------------------------------------------------------
Utilities -- gas (2.4%)
Cascade Natural Gas                                  4,800                                 76,800
Connecticut Energy                                   3,900                                 89,213
Energen                                              5,200                                159,900
Kirby                                               11,100 (b)                            213,675
KN Energy                                           14,300                                555,912
New Jersey Resources                                 8,300                                247,963
Northwest Natural Gas                                9,950                                248,750
Pennsylvania Enterprises                             2,000                                 90,000
Piedmont Natural Gas                                13,900                                335,337
Public Service Company of North Carolina             8,700                                160,950
Southwest Gas                                       12,200                                240,950
Southwestern Energy                                 11,400                                173,850
United Cities Gas                                    5,900                                129,800
Washington Energy                                   11,000                                237,875
Wicor                                                8,600                                301,000

                                                                            ----------------------
Total                                                                                   3,261,975

--------------------------------------------------------------------------------------------------
Utilities -- telephone (0.4%)
CommNet Cellular                                     6,300 (b)                            178,762
Geotek Communications                               28,500 (b)                            178,125
Orbital Sciences                                    13,800 (b)                            238,050

                                                                            ----------------------
Total                                                                                     594,937

--------------------------------------------------------------------------------------------------
Foreign (0.4%)(c)
Cineplex Odeon                                      83,400 (b)                            114,675
Glamis Gold, Ltd.                                   14,400 (b)                            102,600
Mutual Risk Management                               8,600                                309,600

                                                                            ----------------------
Total                                                                                     526,875

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total common stocks
(Cost: $128,945,628)                                                                 $134,597,529

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

Short-term securities (4.2%)

--------------------------------------------------------------------------------------------------

Issuer                                          Annualized           Amount             Value (a)
                                                  yield on       payable at
                                                   date of         maturity
                                    purchase

--------------------------------------------------------------------------------------------------
U.S. government agency (2.3%)
Federal Home Loan Mtge Corp Disc Nts
   02-03-97                                              5.48% $  1,800,000          $  1,799,452
   02-19-97                                              5.25     1,300,000             1,296,601

                                                                            ----------------------

Total                                                                                   3,096,053

--------------------------------------------------------------------------------------------------
Commercial paper (1.9%)
Becton & Co
   02-06-97                                              5.33     1,300,000             1,299,037
Consolidated Natural Gas
   02-20-97                                              5.31     1,400,000             1,396,084

                                                                            ----------------------

Total                                                                                   2,695,121

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $5,791,174)                                                                   $  5,791,174

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total investment in securities
(Cost: $134,736,802) (e)                                                             $140,388,703

--------------------------------------------------------------------------------------------------

Notes to investments in securities

(a)   Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d)  Security is partially or fully on loan.  See Note 4 to the financial statements.
(e)  At Jan. 31, 1997, the cost of securities for federal income tax purposes was $134,749,938 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.............................................................$10,097,411
Unrealized depreciation.............................................................($4,458,646)

Net unrealized appreciation.........................................................$ 5,638,765

Financial statements
Statement of assets and liabilities
IDS Small Company Index Fund
Feb. 28, 1997

                                    Assets

Investments in securities, at value
   (identified cost $153,257,131)                                  $155,287,104
Cash in bank on demand deposit                                        2,036,088
Dividends and accrued interest receivable                                77,420
Receivable for investment securities sold                             1,918,752
Expense receivable from AEFC                                              3,374
Organizational cost                                                         110
                                                                   ------------
Total assets                                                       $159,322,848

                                    Liabilities

Payable for investment securities purchased                           3,293,439
Payable upon return of securities loaned                              2,820,100
Accrued investment management services fee                                1,579
Accrued distribution fee                                                  1,002
Accrued service fee                                                         727
Accrued transfer agency fee                                               1,124
Accrued administrative services fee                                         416
Other accrued expenses                                                   93,728
                                                                   ------------
Total liabilities                                                     6,212,115
                                                                   ------------
Net assets applicable to outstanding capital stock                 $153,110,733
                                                                  -------------

                                         Represented by

Capital stock -- of $.01 par value                                 $    284,397
Additional paid-in capital                                          150,308,530
Net investment loss                                                      (3,579)
Accumulated net realized gain                                           491,412
Unrealized appreciation of investments                                2,029,973
                                                                   ------------

Total -- representing net assets applicable to
  outstanding capital stock                                        $153,110,733
                                                                   ------------

Net assets applicable to outstanding shares:     Class A           $103,705,657
                                                 Class B           $ 49,379,510
                                                 Class Y           $     25,566
Net asset value per share of outstanding capital stock:
                               Class A shares    19,246,190        $       5.39
                               Class B shares     9,188,766        $       5.37
                               Class Y shares     4,707            $       5.43

Statement of operations
IDS Small Company Index Fund
One month ended Feb. 28, 1997


                             Investment income
Income:
Dividends                                                         $     113,996
Interest                                                                 18,113
                                                                  -------------
Total income                                                            132,109
                                                                  -------------

Expenses:
Investment management services fee                                       41,583
Distribution fee -- Class B                                              25,714
Transfer agency fee                                                      28,440
Incremental transfer agency fee -- Class B                                  686
Service fee
   Class A                                                               13,149
   Class B                                                                6,000
Administrative services fees and expenses                                10,943
Custodian fees                                                            9,324
Postage                                                                   5,600
Registration fees                                                         5,528
Reports to shareholders                                                     506
Audit fees                                                                  182
Administrative                                                              312
                                                                   ------------
Total expenses                                                          147,967

   Expenses voluntarily reimbursed by AEFC                              (11,533)
                                                                   ------------
                                                                        136,434
   Earnings credits on cash balances                                       (746)
                                                                   ------------
Total net expenses                                                      135,688
                                                                   ------------
Investment loss -- net                                                   (3,579)
                                                                   ------------

                   Realized and unrealized gain (loss) -- net

Net realized gain on security transactions                              257,610
Net change in unrealized appreciation or depreciation                (3,621,928)
                                                                    -----------
Net gain on investments                                             (3,3645,318)
                                                                    -----------
Net increase in net assets resulting from operations               $ (3,367,897)
                                                                    -----------

Financial statements
Statements of changes in net assets
IDS Small Company Index Fund
One month ended Feb. 28, 1997

                             Operations
Investment loss -- net                                             $     (3,579)
Net realized gain on investments                                        257,610
Net change in unrealized appreciation or depreciation                (3,621,928)
                                                                    -----------
Net increase in net assets resulting from operations                 (3,367,897)
                                                                    -----------

                             Capital share transactions

Proceeds from sales
   Class A shares                                                    16,489,845
   Class B shares                                                     9,081,569
   Class Y shares                                                        25,643
Payments for redemptions
   Class A shares                                                    (5,699,264)
   Class B shares                                                      (271,698)
   Class Y shares                                                        (1,109)
                                                                    -----------
Increase in net assets from capital share transactions               19,624,986
                                                                    -----------
Total increase in net assets                                         16,257,089
Net assets at beginning of period                                   136,853,644
                                                                    -----------
Net assets at end of period                                        $153,110,733
                                                                    -----------

PAGE 129
Part C.       OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)    FINANCIAL STATEMENTS:

       Financial statements filed as part of this post-effective amendment:

       For IDS Blue Chip Advantage Fund

       o      Independent Auditors' Report dated March 7, 1997
       o      Statement of Assets and Liabilities, January 31, 1997
       o      Statement of Operations, Year ended January 31, 1997
       o Statements of Changes in Net Assets, for the year ended January 31, 1996 and January 31, 1997
       o      Notes to Financial Statements
       o      Investments in Securities, January 31, 1997
       o      Notes to investment in securities

       For IDS Small Company Index Fund

       o      Independent Auditors' Report dated March 7, 1997
       o      Statement of Assets and Liabilities, Jan. 31, 1997
       o Statement of Operations for the period from Aug. 19, 1996 to Jan. 31, 1997
       o Statements of Changes in Net Assets, for the period from Aug. 19, 1996 to Jan. 31, 1997
       o      Notes to Financial Statements
       o      Investments in Securities, Jan. 31, 1997
       o      Notes to investment in securities

       o      Statement of assets and liabilities, Feb. 28, 1997
       o      Statement of operations, one month ended Feb. 28, 1997
       o      Statements of changes in net assets, one month ended Feb.
              28, 1997

(b)    EXHIBITS:

 1. Articles of Incorporation as amended on Jan. 16, 1990, filed as exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

 2. By-laws, filed as Exhibit 2 to Pre-Effective Amendment No. 3 to Registration Statement No. 33-30770 are incorporated by reference.

 3.           Not Applicable.

 4.           Not Applicable.

 5. Investment Management and Services Agreement between Registrant on behalf of IDS Blue Chip Advantage Fund and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

PAGE 130
              Investment Management Services Agreement between
              Registrant on behalf of the IDS Small Company Index Fund and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 17 to
              Registration Statement No. 33-30770 is incorporated by reference.

 6. Distribution Agreement between Registrant on behalf of IDS Blue Chip Advantage Fund and American Express
              Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 6 to Registrant's Post-
              Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

              Distribution Agreement between Registrant on behalf of IDS Small Company Index Fund and American Express Financial Advisors Inc., dated August 19, 1996, filed electronically as Exhibit 6 to Post-Effective Amendment No. 16 to Registration Statement No. 33-30770, is incorporated by reference.

 7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8(a). Custodian Agreement between Registrant, on behalf of IDS Blue Chip Advantage Fund and American Express Trust Company, dated March 20, 1995, filed electronically as
              Exhibit 8 to Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

              Custodian Agreement between Registrant on behalf of IDS Small Company Index Fund and American Express Trust Company, dated August 19, 1996, filed electronically as
              Exhibit 8(a) to Post-Effective Amendment No. 16 to Registration Statement No. 33-30770 is incorporated by reference.

8(b). Custody Agreement between Morgan Stanley Trust Company and IDS Bank & Trust, dated May, 1993 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 33-30770 is incorporated by reference.

9(a). Transfer Agency Agreement between Registrant on behalf of IDS Blue Chip Advantage Fund and American Express
              Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(a) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

PAGE 131
              Transfer Agency Agreement between Registrant on behalf of IDS Small Company Index Fund and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit 9(a) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 33-30770 is incorporated by reference.

9(b). Shareholder Service Agreement between Registrant on behalf of IDS Blue Chip Advantage Fund and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

              Shareholder Service Agreement between Registrant on behalf of IDS Small Company Index Fund and American Express Financial Advisors Inc., dated August 19, 1996, filed electronically as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 33-30770 is incorporated by reference.

9(c). Administrative Services Agreement between Registrant on behalf of IDS Blue Chip Advantage Fund and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

              Administrative Services Agreement between Registrant on behalf of IDS Small Company Index Fund and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 17 to Registration Statement No. 33-30770 is incorporated by reference.

9(d). License Agreement between Registrant on behalf of IDS Small Company Index Fund, and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 16 to Registration Statement No. 33-30770, is incorporated by reference.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 Notice.

11. Independent Auditor's Consent is filed electronically herewith.

12.           None.

13. Agreement made in consideration for providing initial capital between Registrant and IDS Financial Corporation filed as Exhibit No. 13 on March 1, 1990 to Pre-Effective Amendment No. 4 to Registration Statement No. 33-30770 is incorporated by reference.

PAGE 132
14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-Effective Amendment No. 34 to Registration Statement No. 2-383 on Sept. 8, 1986, are incorporated by reference.

15. Plan and Agreement of Distribution between Registrant on behalf of IDS Blue Chip Advantage Fund and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 33-30770 is incorporated by reference.

              Plan and Agreement of Distribution between Registrant on behalf of IDS Small Company Index Fund and American Express Financial Advisors Inc., dated August 19, 1996, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 33-30770 is incorporated by reference.

16. Copy of Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22, filed as Exhibit 16 on August 29, 1990 to Post-Effective Amendment No. 1 to Registration Statement No. 33-30770 is incorporated by reference.

17.           Financial Data Schedule is filed electronically herewith.

18. Copy of plan pursuant to Rule 18f-3 under the 1940 Act for IDS Blue Chip Advantage Fund filed electronically as
              Exhibit 18 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 33-30770 is incorporated herein by reference.

              Copy of plan pursuant to Rule 18f-3 under the 1940 Act for IDS Small Company Index Fund filed electronically as
              Exhibit 18 to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 33-30770 is incorporated by reference.

19(a). Directors' Power of Attorney to sign amendments to this Registration Statement, dated January 8, 1997 is filed electronically herewith.

19(b). Officers' Power of Attorney to sign amendments to this Registration Statement, dated November 1, 1995, filed as
              Exhibit 19(b) with Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 33-30770, is incorporated by reference.

Item 25.  Persons Controlled by or Under Common Control with
          Registrant

          None.

PAGE 133
Item 26.  Number of Holders of Securities

            (1)                         (2)
                                 Number of Record
                                  Holders as of
      Title of Class               March 21, 1997
IDS Blue Chip Advantage Fund
       Common Stock
         Class A                       65,992
         Class B                       38,123
         Class Y                        9,706

IDS Small Company Index Fund
        Common Stock
         Class A                       18,826
         Class B                       10,904
         Class Y                            9

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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PAGE 134
Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

PAGE 1
Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a)  Not Applicable.
             (b)  Not Applicable.
             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 135
                                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Market Advantage Series, Inc. certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of March, 1997.


IDS MARKET ADVANTAGE SERIES, INC.


by /s/ Melinda S. Urion
       Melinda S. Urion, Treasurer


by /s/ William R. Pearce**
       William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of March, 1997.

Signatures                                   Capacity

/s/  William R. Pearce**                     President, Principal
     William R. Pearce                       Executive Officer and
                                             Director


/s/  H. Brewster Atwater, Jr.                Director
     H. Brewster Atwater, Jr.


/s/  Lynne V. Cheney*                        Director
     Lynne V. Cheney


/s/  William H. Dudley*                      Director
     William H. Dudley


/s/  Robert F. Froehlke*                     Director
     Robert F. Froehlke


/s/  David R. Hubers*                        Director
     David R. Hubers


/s/  Heinz F. Hutter*                        Director
     Heinz F. Hutter

PAGE 136
Signatures                                   Capacity

/s/  Anne P. Jones*                          Director
     Anne P. Jones


/s/  Melvin R. Laird*                        Director
     Melvin R. Laird


 /s/  Alan K. Simpson                        Director
      Alan K. Simpson


/s/  Edson W. Spencer*                       Director
     Edson W. Spencer


/s/  John R. Thomas*                         Director
     John R. Thomas


/s/  Wheelock Whitney*                       Director
     Wheelock Whitney


/s/  C. Angus Wurtele*                       Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated January 8,
1997, filed electronically herewith as Exhibit 19(a), by:




Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated November 1, 1995, filed as Exhibit 19(b), to Registrant's Post-Effective
Amendment No. 16 to Registration Statement No. 33-30770, by:




Leslie L. Ogg

PAGE 137
CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 18
TO REGISTRATION STATEMENT NO. 33-30770


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

       Prospectus for IDS Blue Chip Advantage Fund.

       Prospectus for IDS Small Company Index Fund.

Part B.

       Statement of Additional Information for IDS Blue Chip
       Advantage Fund.

       Statement of Additional Information for IDS Small Company
       Index Fund.

       Financial Statements.

Part C.

       Other information.

The signatures.